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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                  811-7890
                                  ----------------------------------------------


                              AIM Tax-Exempt Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     3/31
                        ---------------

Date of reporting period:    6/30/05
                         --------------

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              HIM-QTR-1 6/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(unaudited)

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%
ARIZONA--1.41%

Arizona (State of) Health Facilities Authority (Blood Systems
Inc.); Series 2004 RB
5.00%, 04/01/21                                                       (a)             $   355          $   368,462
-------------------------------------------------------------------------------------------------------------------
Centerra Community Facilities District; Unlimited Tax Series 2005
GO
5.50%, 07/15/29                                                       (a)                 400              405,068
-------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority (Desert Heights
Charter School); Educational Facilities Series 2003 IDR
7.25%, 08/01/19                                                       (a)                 830              845,363
-------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority (Horizon
Community Learning Center); Refunding Series 2005 IDR
5.25%, 06/01/35                                                       (a)               1,500            1,520,145
-------------------------------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development Authority (Scottsdale
Healthcare); Hospital Series 2001 IDR
5.80%, 12/01/31                                                       (a)                 500              543,910
-------------------------------------------------------------------------------------------------------------------
Tucson (City of) Industrial Development Authority (Arizona
AgriBusiness & Equine Center Inc.); Educational Facilities Series
2004 A IDR
6.13%, 09/01/34                                                       (a)                 500              519,645
===================================================================================================================
                                                                                                         4,202,593
===================================================================================================================

CALIFORNIA--2.75%
California (State of) Educational Facilities Authority (Fresno
Pacific University); Series 2000 A RB
6.75%, 03/01/19                                                       (a)               1,000            1,111,350
-------------------------------------------------------------------------------------------------------------------
California (State of) Educational Facilities Authority (Keck
Graduate Institute); Series 2000 RB
6.75%, 06/01/30                                                       (a)                 390              432,970
-------------------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities Development Authority
(Daughters of Charity Health); Series 2005 A RB
5.25%, 07/01/30                                                       (a)               1,250            1,310,375
-------------------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities Development Authority
(Daughters of Charity Health); Series 2005 G RB
5.00%, 07/01/22                                                       (a)               1,450            1,512,538
-------------------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities Development Authority
(Hospice of Napa Valley Project); Series 2004 A RB
7.00%, 01/01/34                                                       (a)                 900              935,586
-------------------------------------------------------------------------------------------------------------------
California (State of) Statewide Communities Development Authority
(Notre Dame de Namur University); Series 2003 RB
6.50%, 10/01/23                                                       (a)               1,000            1,036,330
-------------------------------------------------------------------------------------------------------------------
Turlock (City of) Health Facilities Authority (Emanuel Medical
Center Inc.); Series 2004 COP
5.00%, 10/15/24                                                       (a)                 980              999,610
-------------------------------------------------------------------------------------------------------------------
5.38%, 10/15/34                                                       (a)                 800              827,992
===================================================================================================================
                                                                                                         8,166,751
===================================================================================================================

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
COLORADO--8.33%
Antelope Heights Metropolitan District; Limited Tax Series 2003 GO
8.00%, 12/01/23                                                       (a)             $   500          $   555,905
-------------------------------------------------------------------------------------------------------------------
Beacon Point Metropolitan District; Limited Tax Series 2005 A GO
6.25%, 12/01/35                                                       (a)               1,500            1,501,035
-------------------------------------------------------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Limited Tax Series 2003 GO
7.50%, 12/01/33                                                       (a)                 500              539,460
-------------------------------------------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2; Limited Tax Series 2002
B GO
8.05%, 12/01/32                                                       (a)                 500              513,955
-------------------------------------------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2; Limited Tax Series 2003
GO
8.05%, 12/01/32                                                       (a)                 750              770,932
-------------------------------------------------------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2; Limited Tax Series
2003 GO
7.00%, 12/01/23                                                       (a)                 500              506,130
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Academy Charter School Project); Series 2000 RB
7.13%, 12/15/30                                                       (a)               1,195            1,294,687
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Denver Arts School Project); Series 2003 RB
8.00%, 05/01/34                                                       (a)                 500              523,470
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Excel Academy Project); Series 2003 RB
7.30%, 12/01/23                                                       (a)                 570              605,044
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Littleton Academy Building Project); Series 2002 RB
6.00%, 01/15/22                                                       (a)                 500              508,615
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Peak to Peak Project); Refunding & Improvement
Series 2004 RB
5.25%, 08/15/24                                                       (a)(b)              500              548,900
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Peak to Peak Project); Series 2001 RB
7.63%, 08/15/11                                                       (a)(c)(d)           500              623,110
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Pioneer Charter Project); Series 2003 RB
7.75%, 10/15/33                                                       (a)                 750              781,942
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Platte Academy Project); Series 2002 A RB
7.25%, 03/01/10                                                       (a)(c)(d)           500              576,655
-------------------------------------------------------------------------------------------------------------------
7.25%, 03/01/10                                                       (a)(c)(d)           500              588,995
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-University Lab School Project); Series 2001 RB
6.13%, 06/01/11                                                       (a)(c)(d)           150              173,598
-------------------------------------------------------------------------------------------------------------------
6.25%, 06/01/11                                                       (a)(c)(d)           500              582,000
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Denver Academy Inc. Project); Refunding Series 2003 A RB
7.00%, 11/01/23                                                       (a)                 500              538,995
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Denver Science & Technology); Series 2004 RB
5.00%, 12/01/13                                                       (a)                 750              780,390
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural Facilities Authority
(Heritage Christian School); Series 2004 A RB
7.50%, 06/01/34                                                       (a)               1,000            1,120,350
-------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority (Portercare
Adventist Health); Hospital Series 2001 RB
6.50%, 11/15/31                                                       (a)                 500              559,085
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)
Conservatory Metropolitan District; Limited Tax Series 2003 GO
7.50%, 12/01/27                                                       (a)             $   750          $   818,760
-------------------------------------------------------------------------------------------------------------------
Conservatory Metropolitan District; Limited Tax Series 2005 GO
6.75%, 12/01/34                                                       (a)                 810              833,433
-------------------------------------------------------------------------------------------------------------------
Denver (City of) Health & Hospital Authority; Refunding Health
Care Series 2004 A RB
6.25%, 12/01/33                                                       (a)                 500              543,665
-------------------------------------------------------------------------------------------------------------------
High Plains Metropolitan District; Limited Tax Series 2005 A GO
6.25%, 12/01/35                                                       (a)                 750              764,790
-------------------------------------------------------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose Inc.); Health Care
Facilities Series 2003 A RB
5.75%, 02/01/15                                                       (a)                 250              255,220
-------------------------------------------------------------------------------------------------------------------
6.75%, 02/01/22                                                       (a)                 200              205,492
-------------------------------------------------------------------------------------------------------------------
7.00%, 02/01/25                                                       (a)                 800              824,832
-------------------------------------------------------------------------------------------------------------------
Neu Towne Metropolitan District; Limited Tax Series 2004 GO
7.25%, 12/01/34                                                       (a)                 775              822,980
-------------------------------------------------------------------------------------------------------------------
Piney Creek Village Metropolitan District; Limited Tax Series 2005
GO
5.50%, 12/01/35                                                       (a)               1,200            1,202,304
-------------------------------------------------------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan District No. 2 (Mill Levy
Obligation); Limited Tax Series 2000 GO
7.20%, 12/01/19                                                       (a)                 535              566,078
-------------------------------------------------------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2; Limited Tax Series
2004 GO
7.50%, 12/01/34                                                       (a)                 750              809,557
-------------------------------------------------------------------------------------------------------------------
Southlands Metropolitan District No. 1; Unlimited Tax Series 2004
GO
6.75%, 12/01/16                                                       (a)                 500              553,385
-------------------------------------------------------------------------------------------------------------------
7.13%, 12/01/34                                                       (a)                 500              551,960
-------------------------------------------------------------------------------------------------------------------
Table Rock Metropolitan District; Limited Tax Series 2003 GO
7.00%, 12/01/33                                                       (a)                 750              764,002
-------------------------------------------------------------------------------------------------------------------
University of Northern Colorado (Auxiliary Facilities System);
Refunding  & Improvement Series 2001 RB
5.00%, 06/01/23                                                       (a)(b)            1,000            1,051,540
===================================================================================================================
                                                                                                        24,761,251
===================================================================================================================

DISTRICT OF COLUMBIA--0.45%
District of Columbia Tobacco Settlement Financing Corp.;
Asset-Backed Series 2001 RB
6.25%, 05/15/24                                                       (a)                 260              276,895
-------------------------------------------------------------------------------------------------------------------
6.50%, 05/15/33                                                       (a)                 920            1,072,242
===================================================================================================================
                                                                                                         1,349,137
===================================================================================================================

FLORIDA--8.56%
Concorde Estates Community Development District; Capital
Improvement Series 2004 B RB
5.00%, 05/01/11                                                       (a)                 500              504,625
-------------------------------------------------------------------------------------------------------------------
Cory Lakes Community Development District; Special Assessment
Series 2001 A GO
8.38%, 05/01/17                                                       (a)                 435              495,561
-------------------------------------------------------------------------------------------------------------------
Cory Lakes Community Development District; Special Assessment
Series 2001 B GO
8.38%, 05/01/17                                                       (a)                 280              302,268
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)
Cypress Lakes Community Development District; Special Assessment
Series 2004 A RB
6.00%, 05/01/34                                                       (a)             $   625          $   653,512
-------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District; Special Assessment
Series 2005 RB
5.45%, 11/01/36                                                       (a)                 875              890,339
-------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District II; Special Assessment
Series 2003 B RB
5.00%, 11/01/07                                                       (a)                 400              404,496
-------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District; Special Assessment Series
1996 GO
7.63%, 05/01/06                                                       (a)(c)(d)           780              823,540
-------------------------------------------------------------------------------------------------------------------
Islands at Doral Southwest Community Development District; Special
Assessment Series 2003 GO
6.38%, 05/01/35                                                       (a)                 500              542,835
-------------------------------------------------------------------------------------------------------------------
Lee (County of) Industrial Development Authority (Cypress Cove at
HealthPark); Health Care Facilities Series 2002 A IDR
6.75%, 10/01/32                                                       (a)               1,250            1,301,912
-------------------------------------------------------------------------------------------------------------------
Lucaya Community Development District; Capital Improvement Special
Assessment Series 2005 RB
5.38%, 05/01/35                                                       (a)               1,000            1,009,330
-------------------------------------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority (Mount Sinai
Medical Center); Hospital Series 2001 A RB
6.70%, 11/15/19                                                       (a)               1,000            1,103,770
-------------------------------------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority (Mount Sinai
Medical Center); Refunding Hospital Series 2004 RB
6.75%, 11/15/29 (Acquired 04/26/04; Cost $482,320)                    (a)(e)              500              563,860
-------------------------------------------------------------------------------------------------------------------
Midtown Miami Community Development District (Parking Garage
Project); Special Assessment Series 2004 A RB
6.00%, 05/01/24                                                       (a)               1,000            1,047,000
-------------------------------------------------------------------------------------------------------------------
6.25%, 05/01/37                                                       (a)               1,000            1,062,260
-------------------------------------------------------------------------------------------------------------------
Mount Dora (City of) Health Facilities Authority (Waterman Village
Project); Refunding Series 2004 A RB
5.75%, 08/15/18                                                       (a)                 750              754,582
-------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority (Adventist Health
System); Hospital Series 2002 RB
5.63%, 11/15/32                                                       (a)               1,065            1,149,731
-------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority (Orlando Lutheran
Towers, Inc.); Refunding Health Care Facilities Series 2005 RB
5.38%, 07/01/20                                                       (a)               1,100            1,114,432
-------------------------------------------------------------------------------------------------------------------
5.70%, 07/01/26                                                       (a)               1,000            1,019,620
-------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority (Presbyterian Retirement
Project); VRD Series 1998 RB (LOC-Bank of America, N.A.)
2.35%, 11/01/28                                                       (f)(g)            5,371            5,371,000
-------------------------------------------------------------------------------------------------------------------
Poinciana Community Development District; Special Assessment
Series 2000 A RB
7.13%, 05/01/31                                                       (a)               1,000            1,075,260
-------------------------------------------------------------------------------------------------------------------
Principal One Community Development District; Special Assessment
Series 2005 GO
5.65%, 05/01/35                                                       (a)                 655              664,222
-------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District; Special Assessment
Series 2002 A RB
7.38%, 05/01/33                                                       (a)               1,000            1,122,450
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)
Seven Oaks Community Development District II; Special Assessment
Series 2003 B RB
5.30%, 11/01/08                                                       (a)             $   310          $   313,069
-------------------------------------------------------------------------------------------------------------------
Urban Orlando Community Development District; Capital Improvement
Special Assessment Series 2001 A GO RB
6.95%, 05/01/33                                                       (a)               1,000            1,082,120
-------------------------------------------------------------------------------------------------------------------
Urban Orlando Community Development District; Capital Improvement
Special Assessment Series 2004 GO RB
6.25%, 05/01/34                                                       (a)               1,000            1,061,370
===================================================================================================================
                                                                                                        25,433,164
===================================================================================================================

GEORGIA--1.57%
Atlanta (City of) (Atlantic Station Project); Tax Allocation
Series 2001 GO
7.75%, 12/01/14                                                       (a)                 750              824,572
-------------------------------------------------------------------------------------------------------------------
7.90%, 12/01/24                                                       (a)                 750              822,067
-------------------------------------------------------------------------------------------------------------------
Fulton (County of) Residential Care Facilities Authority
(Canterbury Court Project); Series 2004 A RB
6.13%, 02/15/26                                                       (a)                 500              517,530
-------------------------------------------------------------------------------------------------------------------
6.13%, 02/15/34                                                       (a)                 200              203,974
-------------------------------------------------------------------------------------------------------------------
Rockdale (County of) Development Authority (Visy Paper, Inc.
Project); Solid Waste Disposal Series 1993 IDR
7.50%, 01/01/26                                                       (a)(h)            1,500            1,522,620
-------------------------------------------------------------------------------------------------------------------
Savannah (City of) Economic Development Authority (Marshes of
Skidaway); First Mortgage Series 2003 A RB
7.40%, 01/01/24                                                       (a)                 750              786,832
===================================================================================================================
                                                                                                         4,677,595
===================================================================================================================

ILLINOIS--5.63%
Chicago (City of) (Chatham Ridge Redevelopment Project); Tax
Increment Allocation Series 2002 GO
5.95%, 12/15/12                                                       (a)                 275              282,818
-------------------------------------------------------------------------------------------------------------------
6.05%, 12/15/13                                                       (a)                 475              488,267
-------------------------------------------------------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project); Special Assessment
Series 2003 RB
6.63%, 12/01/22                                                       (a)                 500              523,305
-------------------------------------------------------------------------------------------------------------------
6.75%, 12/01/32                                                       (a)                 500              522,445
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority (American College of
Surgeons); VRD Series 1996 RB (LOC-Northern Trust Co.)
2.59%, 08/01/26                                                       (f)(g)            5,253            5,253,000
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon Hill); Refunding
Series 2005 A RB
5.15%, 02/15/13                                                       (a)                 655              661,367
-------------------------------------------------------------------------------------------------------------------
5.25%, 02/15/14                                                       (a)                 300              302,097
-------------------------------------------------------------------------------------------------------------------
5.35%, 02/15/15                                                       (a)                 225              226,872
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Friendship Village
Schaumburg); Series 2005 A RB
5.38%, 02/15/25                                                       (a)               1,000              995,730
-------------------------------------------------------------------------------------------------------------------
5.63%, 02/15/37                                                       (a)               1,000              996,260
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (Bethesda Home &
Retirement Center); Series 1999 A RB
6.25%, 09/01/14                                                       (a)                 500              520,720
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)
Illinois (State of) Health Facilities Authority (Lutheran Hillside
Village Project); Series 2001 A RB
7.38%, 08/15/31                                                       (a)             $ 1,000          $ 1,078,130
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (Swedish American
Hospital); Series 2000 RB
6.88%, 05/15/10                                                       (a)(c)(d)           690              807,376
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority (Villa St.
Benedict); Series 2003 A-1 RB
6.90%, 11/15/33                                                       (a)                 500              528,595
-------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority; Series 2003 A RB
7.00%, 11/15/32                                                       (a)                 800              813,568
-------------------------------------------------------------------------------------------------------------------
Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook
Project); Special Tax Series 2004 GO
5.00%, 03/01/11                                                       (a)                 520              540,098
-------------------------------------------------------------------------------------------------------------------
6.25%, 03/01/34                                                       (a)                 750              801,255
-------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority (McCormick Place
Expansion); Dedicated State Tax Series 2002 A RB
5.00%, 12/15/28                                                       (a)(b)            1,250            1,318,637
-------------------------------------------------------------------------------------------------------------------
St. Charles (City of) (Tri-City Center Associates Ltd. Project);
Series 1993 IDR (LOC-Old Kent Bank)
7.50%, 11/01/13                                                       (a)(g)               80               80,038
===================================================================================================================
                                                                                                        16,740,578
===================================================================================================================

INDIANA--0.36%
Petersburg (City of) (Indiana Power & Light Co.); Refunding Series
1991 PCR
5.75%, 08/01/21                                                       (a)               1,000            1,060,110
===================================================================================================================

IOWA--1.79%
Des Moines (City of) (Luther Park Apartments Inc. Project); Sr.
Housing Series 2004 RB
6.00%, 12/01/23                                                       (a)                 500              511,155
-------------------------------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship Haven Project);
Retirement Community Series 2004 A RB
6.13%, 11/15/32                                                       (a)                 500              512,845
-------------------------------------------------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center Inc. Project); Health
Care Facilities Series 2003 RB
6.50%, 10/01/20                                                       (a)                 750              773,737
-------------------------------------------------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center Inc. Project); Health
Care Facilities Series 2004 RB
6.00%, 10/01/24                                                       (a)                 290              295,768
-------------------------------------------------------------------------------------------------------------------
6.15%, 10/01/36                                                       (a)                 600              606,288
-------------------------------------------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project); Refunding Series
2004 RB
4.75%, 11/15/12                                                       (a)                 750              747,930
-------------------------------------------------------------------------------------------------------------------
5.63%, 11/15/18                                                       (a)               1,000            1,054,380
-------------------------------------------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project); Series 2000 A RB
7.25%, 11/15/26                                                       (a)                 750              801,045
===================================================================================================================
                                                                                                         5,303,148
===================================================================================================================

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
KANSAS--1.64%
Hutchinson (City of) (Wesley Towers, Inc.); Refunding &
Improvement Health Care Facilities Series 1999 A RB
6.25%, 11/15/19                                                       (a)             $   750          $   769,912
-------------------------------------------------------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.); Refunding Senior Living
Facility Series 2005 A RB
5.60%, 05/15/28                                                       (a)               1,500            1,529,130
-------------------------------------------------------------------------------------------------------------------
Overland Park Development Corp. (Overland Park Convention Center
Hotel Project); First Tier Series 2001 A RB
7.38%, 01/01/32                                                       (a)               1,500            1,650,150
-------------------------------------------------------------------------------------------------------------------
Roeland Park (City of) (Roeland Park Redevelopment, LLC Project);
Special Obligations Tax Increment Series 2005 RB
5.75%, 08/01/24                                                       (a)                 920              929,412
===================================================================================================================
                                                                                                         4,878,604
===================================================================================================================

KENTUCKY--0.34%
Jefferson (County of) (Beverly Enterprises, Inc. Project);
Refunding Health Facilities Series 1999 RB
5.88%, 08/01/07                                                       (a)                 315              315,148
-------------------------------------------------------------------------------------------------------------------
Kentucky (State of) Economic Development Finance Authority
(Christian Church Homes of Kentucky, Inc.); Health Care Facilities
Series 1998 RB
5.50%, 11/15/30                                                       (a)                 700              700,329
===================================================================================================================
                                                                                                         1,015,477
===================================================================================================================

MAINE--0.18%
Maine (State of) Turnpike Authority; Turnpike Series 2003 RB
5.00%, 07/01/33                                                       (a)(b)              500              528,985
===================================================================================================================

MARYLAND--2.45%
Annapolis (City of) (Park Place Project); Special Obligations
Series 2005 A RB
5.35%, 07/01/34                                                       (a)               2,000            2,034,560
-------------------------------------------------------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center Project); Tax
Increment Financing Series 2002 RB
5.00%, 07/01/12                                                       (a)                 300              303,267
-------------------------------------------------------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor Project); Special Obligation
Series 2003 RB
7.00%, 07/01/33                                                       (a)                 968            1,004,929
-------------------------------------------------------------------------------------------------------------------
Howard (County of); Retirement Community Series 2000 A RB
7.88%, 05/15/10                                                       (a)(c)(d)           780              962,481
-------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational Facilities
Authority (Medstar Health); Refunding Series 2004 RB
5.50%, 08/15/33                                                       (a)               1,250            1,310,125
-------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational Facilities
Authority (Union Hospital Cecil County); Series 2005 RB
5.00%, 07/01/35                                                       (a)                 500              514,655
-------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational Facilities
Authority (University of Maryland Medical System); Series 2000 RB
6.75%, 07/01/30                                                       (a)               1,000            1,142,600
===================================================================================================================
                                                                                                         7,272,617
===================================================================================================================

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.37%
Massachusetts (State of) Development Finance Agency (Briarwood);
Series 2001 B RB
7.50%, 12/01/10                                                       (a)(c)(d)       $   500          $   607,100
-------------------------------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational Facilities Authority
(Christopher House, Inc.); Refunding Series 1999 A RB
6.88%, 01/01/29                                                       (a)                 500              502,725
===================================================================================================================
                                                                                                         1,109,825
===================================================================================================================

MICHIGAN--2.88%
Gaylord (City of) Hospital Finance Authority (Otsego Memorial
Hospital Association); Refunding Limited Obligation Series 2004 RB
6.50%, 01/01/31                                                       (a)                 700              719,964
-------------------------------------------------------------------------------------------------------------------
Gogebic (County of) Hospital Finance Authority (Grand View Health
System, Inc.); Refunding Series 1999 RB
5.88%, 10/01/16                                                       (a)                 920              941,648
-------------------------------------------------------------------------------------------------------------------
Kent (City of)  Hospital Finance Authority (Metropolitan Hospital
Project); Series 2005 A RB
5.75%, 07/01/25                                                       (a)                 500              539,800
-------------------------------------------------------------------------------------------------------------------
Mecosta (County of) General Hospital; Refunding Unlimited Tax
Series 1999 GO
6.00%, 05/15/18                                                       (a)                 500              502,410
-------------------------------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance Authority (Marquette General
Hospital Obligation Group); Series 2005 A RB
5.00%, 05/15/34                                                       (a)                 640              649,920
-------------------------------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance Authority (Presbyterian
Village); Refunding Series 2005 RB
4.88%, 11/15/16                                                       (a)                 685              683,959
-------------------------------------------------------------------------------------------------------------------
5.25%, 11/15/25                                                       (a)                 450              456,412
-------------------------------------------------------------------------------------------------------------------
5.50%, 11/15/35                                                       (a)                 750              768,907
-------------------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority (YMCA Service
Learning Academy Project); Public School Academy Program Series
2001 RB
7.63%, 10/01/21                                                       (a)                 700              751,156
-------------------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority (YMCA Service
Learning Academy Project); Public School Academy Facilities
Program Series 2001 RB
7.75%, 10/01/31                                                       (a)                 500              536,905
-------------------------------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit Edison Pollution
Control); Refunding Limited Obligation Series 2001 C PCR
5.45%, 09/01/29                                                       (a)                 500              529,935
-------------------------------------------------------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002 RB
7.50%, 04/01/33                                                       (a)               1,000              963,220
-------------------------------------------------------------------------------------------------------------------
7.88%, 04/01/22                                                       (a)                 500              506,675
===================================================================================================================
                                                                                                         8,550,911
===================================================================================================================

MINNESOTA--9.69%
Apple Valley (City of) Economic Development Authority (Evercare
Senior Living LLC Projects); Health Care Series 2005 A RB
6.13%, 06/01/35                                                       (a)               2,000            2,004,500
-------------------------------------------------------------------------------------------------------------------
Buhl (City of) (Forest Health Services Project); Nursing Home
Series 2003 A RB
6.40%, 08/01/23                                                       (a)                 575              591,284
-------------------------------------------------------------------------------------------------------------------
6.75%, 08/01/27                                                       (a)                 500              521,060
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)
Cloquet (City of) (HADC Cloquet LLC Project); Refunding Housing
Facilities Series 2005 A RB
5.00%, 08/01/20                                                       (a)             $   575          $   573,769
-------------------------------------------------------------------------------------------------------------------
5.50%, 08/01/25                                                       (a)               1,035            1,042,328
-------------------------------------------------------------------------------------------------------------------
5.88%, 08/01/35                                                       (a)                 865              872,422
-------------------------------------------------------------------------------------------------------------------
Cold Spring (City of) (Assumption Home, Inc.); Nursing Home &
Senior Housing Series 2005 RB
5.50%, 03/01/25                                                       (a)                 425              435,047
-------------------------------------------------------------------------------------------------------------------
5.75%, 03/01/35                                                       (a)                 600              611,304
-------------------------------------------------------------------------------------------------------------------
Duluth (City of) Economic Development Authority (Benedictine
Health System-St. Mary's Duluth Clinic); Health Care Facilities
Series 2004 RB
5.25%, 02/15/33                                                       (a)               1,500            1,569,675
-------------------------------------------------------------------------------------------------------------------
Edina (City of) (Volunteers of America Care Centers Project);
Health Care Facilities Series 2002 A RB
6.63%, 12/01/22                                                       (a)                 250              270,647
-------------------------------------------------------------------------------------------------------------------
6.63%, 12/01/30                                                       (a)                 250              267,025
-------------------------------------------------------------------------------------------------------------------
Fairmont (City of) (Homestead-GEAC Project); Housing Facilities
Series 2002 A-1 RB
7.25%, 04/01/22                                                       (a)                 915              927,005
-------------------------------------------------------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health Services Project);
Health Care Facilities Series 2001 RB
7.40%, 04/01/21                                                       (a)                 250              273,815
-------------------------------------------------------------------------------------------------------------------
7.50%, 04/01/31                                                       (a)                 500              542,950
-------------------------------------------------------------------------------------------------------------------
Minneapolis (City of) (Shelter Care Foundation); Health Care
Facilities Series 1999 A RB
6.00%, 04/01/10                                                       (a)                 670              665,290
-------------------------------------------------------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony Falls Project);
Refunding Tax Increment Series 2004 GO
5.75%, 02/01/27                                                       (a)                 605              612,938
-------------------------------------------------------------------------------------------------------------------
Moorhead (City of) Economic Development Authority (Eventide
Catered Living Facility Project); Refunding Multifamily Housing
Series 1998 A RB
6.00%, 06/01/18                                                       (a)                 500              500,400
-------------------------------------------------------------------------------------------------------------------
Northwest Multi-County Housing & Redevelopment Authority (Pooled
Housing Program); Refunding Governmental Housing Series 2005 A RB
5.35%, 07/01/15                                                       (a)                  70               70,188
-------------------------------------------------------------------------------------------------------------------
6.20%, 07/01/30                                                       (a)               2,000            1,996,220
-------------------------------------------------------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project); Refunding Senior Housing
Series 2004 RB
6.00%, 04/01/24                                                       (a)               1,000            1,057,830
-------------------------------------------------------------------------------------------------------------------
Ramsey (City of) (Pact Charter School Project); Lease Series 2004
A RB
6.50%, 12/01/22                                                       (a)                 925              947,089
-------------------------------------------------------------------------------------------------------------------
6.75%, 12/01/33                                                       (a)                 150              153,537
-------------------------------------------------------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc. Project); Health Care
& Housing Series 2003 A RB
5.38%, 08/01/12                                                       (a)                 165              171,146
-------------------------------------------------------------------------------------------------------------------
5.50%, 08/01/13                                                       (a)                 195              199,557
-------------------------------------------------------------------------------------------------------------------
6.25%, 08/01/19                                                       (a)               1,100            1,154,879
-------------------------------------------------------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional Medical Center); Health
Care Facilities Series 2004 RB
5.25%, 09/01/34                                                       (a)                 500              519,480
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)
St. Cloud (City of) Housing & Redevelopment Authority (Sterling
Heights Apartments Project); Multifamily Housing Series 2002 RB
7.00%, 10/01/23                                                       (a)(h)          $   495          $   509,093
-------------------------------------------------------------------------------------------------------------------
7.45%, 10/01/32                                                       (a)(h)              155              162,424
-------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority (Community of
Peace Academy Project); Lease Series 2001 A RB
7.38%, 12/01/19                                                       (a)                 900              961,650
-------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority (Gillette
Children's Specialty); Health Care Series 2005 RB
5.00%, 02/01/15                                                       (a)                 200              203,498
-------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment Authority (New Spirit
Charter School);  Lease Series 2002 A RB
7.50%, 12/01/31                                                       (a)                 890              912,544
-------------------------------------------------------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson Kellogg Project);
Hotel Facility Series 1999 2 RB
7.38%, 08/01/29                                                       (a)               1,225            1,292,522
-------------------------------------------------------------------------------------------------------------------
Stillwater (City of) (Health System Obligation Group); Health Care
Series 2005 RB
4.50%, 06/01/28                                                       (a)               1,000              984,500
-------------------------------------------------------------------------------------------------------------------
5.00%, 06/01/25                                                       (a)               1,500            1,572,270
-------------------------------------------------------------------------------------------------------------------
5.00%, 06/01/35                                                       (a)               1,000            1,034,710
-------------------------------------------------------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food Sciences); Lease
Series 2004 A RB
6.38%, 12/01/24                                                       (a)                 900              905,742
-------------------------------------------------------------------------------------------------------------------
6.60%, 12/01/34                                                       (a)                 275              276,182
-------------------------------------------------------------------------------------------------------------------
Virginia (City of) Housing & Redevelopment Authority; Health Care
Facility Lease Series 2005 RB
5.38%, 10/01/30                                                       (a)                 365              377,016
-------------------------------------------------------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy Project); Refunding
Lease Series 2002 A RB
7.38%, 12/01/24                                                       (a)                 250              261,895
-------------------------------------------------------------------------------------------------------------------
7.50%, 12/01/31                                                       (a)                 750              784,162
===================================================================================================================
                                                                                                        28,789,593
===================================================================================================================

MISSOURI--3.45%
370/Missouri Bottom Road/Taussing Road Transportation Development
District; Series 2002 RB
7.00%, 05/01/22                                                       (a)                 750              808,155
-------------------------------------------------------------------------------------------------------------------
7.20%, 05/01/33                                                       (a)                 500              537,570
-------------------------------------------------------------------------------------------------------------------
Des Peres (City of) (West County Center Project); Refunding Tax
Increment Series 2002 A RB
5.75%, 04/15/20                                                       (a)               1,000            1,038,280
-------------------------------------------------------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project); Refunding & Improvement
Tax Increment Series 2001 A RB
7.00%, 10/01/21                                                       (a)               1,050            1,144,489
-------------------------------------------------------------------------------------------------------------------
Hanley Road & North of Folk Ave. Transportation District; Series
2005 RB
5.00%, 10/01/25                                                       (a)               1,000            1,009,610
-------------------------------------------------------------------------------------------------------------------
5.40%, 10/01/31                                                       (a)                 750              755,122
-------------------------------------------------------------------------------------------------------------------
Kansas City (City of) Industrial Development Authority (The Bishop
Spencer Place, Inc.); First Mortgage Health Care Facilities Series
2004 A IDR
6.25%, 01/01/24                                                       (a)                 500              522,950
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)
Maplewood (City of) (Maplewood South Redevelopment Area);
Refunding  Tax Increment Series 2005 RB
5.20%, 11/01/22                                                       (a)             $   500          $   503,680
-------------------------------------------------------------------------------------------------------------------
Maplewood (City of) (Maplewood South Redevelopment Area);
Refunding Tax Increment Series 2005 RB
5.75%, 11/01/26                                                       (a)               1,350            1,364,944
-------------------------------------------------------------------------------------------------------------------
Richmond Heights (City of) (Francis Place Redevelopment Project);
Refunding & Improvement Tax Increment & Transportation Sales Tax
Series 2005 RB
5.63%, 11/01/25                                                       (a)                 750              760,972
-------------------------------------------------------------------------------------------------------------------
St. Joseph (City of) Industrial Development Authority (The Shoppes
At North Village Project); Tax Increment Series 2005 A IDR
5.25%, 11/01/13                                                       (a)                 500              527,750
-------------------------------------------------------------------------------------------------------------------
5.38%, 11/01/24                                                       (a)                 500              503,975
-------------------------------------------------------------------------------------------------------------------
5.50%, 11/01/27                                                       (a)                 750              761,152
===================================================================================================================
                                                                                                        10,238,649
===================================================================================================================

MONTANA--0.37%
Montana (State of) Facility Finance Authority (Marias Medical
Center); Master Loan Program Health Care Facilities Series 2005 A
RB
5.00%, 01/01/28                                                       (a)                 750              767,632
-------------------------------------------------------------------------------------------------------------------
Montana (State of) Facility Finance Authority (Montana Children's
Home); Master Loan Program Heath Care Facilities Series 2005 B RB
4.75%, 01/01/24                                                       (a)                 310              316,650
===================================================================================================================
                                                                                                         1,084,282
===================================================================================================================

NEVADA--1.11%
Boulder City (City of) (Boulder City Hospital Inc. Project);
Refunding Hospital Series 1998 RB
5.85%, 01/01/22                                                       (a)               1,000            1,001,560
-------------------------------------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project); Refunding Series
1992 C IDR
7.20%, 10/01/22                                                       (a)                 550              559,130
-------------------------------------------------------------------------------------------------------------------
Las Vegas Valley Water District; Refunding & Water Improvement
Limited Tax Series 2003 A GO
5.00%, 06/01/32                                                       (a)(b)            1,150            1,207,224
-------------------------------------------------------------------------------------------------------------------
University and Community College System of Nevada; Universities
Series 2002 A RB
5.40%, 07/01/31                                                       (a)(b)              500              537,485
===================================================================================================================
                                                                                                         3,305,399
===================================================================================================================

NEW HAMPSHIRE--0.90%
New Hampshire (State of) Business Finance Authority (Alice Peck
Day Health System); Series 1999 A RB
6.88%, 10/01/19                                                       (a)               1,050            1,106,007
-------------------------------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education Facilities Authority
(The Huntington at Nashua); Series 2003 A RB
6.88%, 05/01/23                                                       (a)                 750              793,350
-------------------------------------------------------------------------------------------------------------------
6.88%, 05/01/33                                                       (a)                 750              783,803
===================================================================================================================
                                                                                                         2,683,160
===================================================================================================================

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.43%
New Jersey (State of) Economic Development Authority (Arbor);
Senior Mortgage Series 1998 A RB
5.88%, 05/15/16                                                       (a)             $   120          $   123,356
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority (Cedar Crest
Village, Inc. Facility); Retirement Community Series 2001 A RB
7.25%, 11/15/21                                                       (a)                 500              547,135
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority (Continental
Airlines, Inc. Project); Special Facility Series 2000 RB
7.00%, 11/15/30                                                       (a)(h)              500              465,355
-------------------------------------------------------------------------------------------------------------------
7.20%, 11/15/30                                                       (a)(h)              425              405,034
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority (Continental
Airlines, Inc. Project); Special Facility Series 2003 RB
9.00%, 06/01/33                                                       (a)(h)              500              537,015
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority (Seashore
Gardens Living Center Project); First Mortgage Series 2001 RB
8.00%, 04/01/23                                                       (a)                 800              823,048
-------------------------------------------------------------------------------------------------------------------
8.00%, 04/01/31                                                       (a)                 500              511,465
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities Financing Authority
(Pascack Valley Hospital Association); Series 2003 RB
6.50%, 07/01/23                                                       (a)                 500              499,525
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities Financing Authority
(Raritan Bay Medical Center); Series 1994 RB
7.25%, 07/01/14                                                       (a)                  50               52,828
-------------------------------------------------------------------------------------------------------------------
7.25%, 07/01/27                                                       (a)               1,750            1,825,250
-------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust Fund Authority;
Transportation System Series 2005 B RB
5.25%, 12/15/22                                                       (a)(b)              500              580,675
-------------------------------------------------------------------------------------------------------------------
5.25%, 12/15/23                                                       (a)(b)              750              859,770
===================================================================================================================
                                                                                                         7,230,456
===================================================================================================================

NEW YORK--3.40%
Albany (County of) Industrial Development Agency (Albany College
of Pharmacy); Series 2004 A IDR
5.38%, 12/01/24                                                       (a)                 400              423,428
-------------------------------------------------------------------------------------------------------------------
Monroe (County of) Industrial Development Agency (Woodland Village
Project); Civic Facility Series 2000 IDR
8.55%, 11/15/32                                                       (a)               1,000            1,089,170
-------------------------------------------------------------------------------------------------------------------
New York City (City of) Industrial Development Agency (Liberty-7
World Trade Center); Series 2005 A IDR
6.25%, 03/01/15                                                       (a)               3,000            3,171,900
-------------------------------------------------------------------------------------------------------------------
Onondaga (County of) Industrial Development Agency (Solvay
Paperboard LLC Project); Refunding Solid Waste Disposal Facility
Series 1998 IDR
7.00%, 11/01/30                                                       (a)(h)            2,000            2,107,560
-------------------------------------------------------------------------------------------------------------------
Orange (County of) Industrial Development Agency (Arden Hill Life
Care Center Newburgh); Civic Facility Series 2001 C IDR
7.00%, 08/01/31                                                       (a)                 550              581,548
-------------------------------------------------------------------------------------------------------------------
Suffolk (County of) Industrial Development Agency (Spellman
High-Voltage Electronics Corp. Facility); Series 1997 A IDR
6.38%, 12/01/17                                                       (a)(h)              350              320,996
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)
Syracuse (City of) Industrial Development Agency (Jewish Home of
Central New York, Inc.); First Mortgage Series 2001 A IDR
7.38%, 03/01/21                                                       (a)             $   350          $   376,247
-------------------------------------------------------------------------------------------------------------------
7.38%, 03/01/31                                                       (a)                 500              535,755
-------------------------------------------------------------------------------------------------------------------
Westchester (County of) Industrial Development Agency (Hebrew
Hospital Senior Housing Inc.); Continuing Care Retirement Series
2000 A IDR
7.00%, 07/01/21                                                       (a)                 600              644,772
-------------------------------------------------------------------------------------------------------------------
7.38%, 07/01/30                                                       (a)                 500              537,695
-------------------------------------------------------------------------------------------------------------------
Weschester Tobacco Asset Securitization Corp.; Tobacco Settlement
Asset-Backed Series 2005 RB
5.00%, 06/01/26                                                       (a)                 300              301,149
===================================================================================================================
                                                                                                        10,090,220
===================================================================================================================

NORTH CAROLINA--0.62%
North Carolina (State of) Medical Care Commission (Arbor Acres
United Methodist Retirement Community, Inc. Project); First
Mortgage Health Care Facilities Series 2002 RB
6.38%, 03/01/32                                                       (a)                 500              533,205
-------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission (Forest at Duke
Project);  First Mortgage Retirement Facilities Series 2002 RB
6.38%, 09/01/32                                                       (a)                 250              268,685
-------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission (United Church
Homes and Services); Refunding First Mortgage Retirement
Facilities Series 2005 A RB
5.25%, 09/01/21                                                       (a)               1,000            1,037,270
===================================================================================================================
                                                                                                         1,839,160
===================================================================================================================

NORTH DAKOTA--0.43%
Dickinson (City of) (St Luke's Home Project); Refunding Congregate
Housing Series 2005 A RB
5.00%, 05/01/20                                                       (a)                 170              171,311
-------------------------------------------------------------------------------------------------------------------
5.10%, 05/01/22                                                       (a)                 365              367,088
-------------------------------------------------------------------------------------------------------------------
Grand Forks (City of) (4000 Valley Square Project); Special Term
Senior Housing Series 1997 RB
6.38%, 12/01/34                                                       (a)                 725              728,973
===================================================================================================================
                                                                                                         1,267,372
===================================================================================================================

OHIO--2.32%
Cleveland-Cuyahoga (County of) Port Authority; Special Assessment
Tax Increment Series 2001 RB
7.35%, 12/01/31                                                       (a)               1,000            1,090,310
-------------------------------------------------------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project); Hospital Facilities
Series 2000 RB
7.50%, 01/01/30                                                       (a)                 750              848,325
-------------------------------------------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian Retirement Services);
Health Care Facilities Series 2001 A RB
7.13%, 07/01/29                                                       (a)                 500              565,055
-------------------------------------------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian Services Retirement
Services); Health Care Facilities Improvement Series 2005 A RB
5.00%, 07/01/26                                                       (a)                 350              357,172
-------------------------------------------------------------------------------------------------------------------
5.13%, 07/01/35                                                       (a)               1,250            1,272,975
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)
Lucas (County of) (Sunset Retirement Communities); Refunding &
Improvement Health Care Facilities Series 2000 A RB
6.50%, 08/15/20                                                       (a)             $   500          $   535,430
-------------------------------------------------------------------------------------------------------------------
6.55%, 08/15/24                                                       (a)                 500              535,610
-------------------------------------------------------------------------------------------------------------------
Madison (County of) (Madison County Hospital Project); Refunding
Hospital Improvement Series 1998 RB
6.25%, 08/01/08                                                       (a)(c)(d)           670              688,961
-------------------------------------------------------------------------------------------------------------------
Toledo (City of) & Lucas (County of) Port Authority (St. Mary
Woods Project); Series 2004 A RB
6.00%, 05/15/24                                                       (a)                 500              507,115
-------------------------------------------------------------------------------------------------------------------
6.00%, 05/15/34                                                       (a)                 500              502,260
===================================================================================================================
                                                                                                         6,903,213
===================================================================================================================

OKLAHOMA--0.23%
Oklahoma (State of) Development Finance Authority (Comanche County
Hospital Project); Series 2002 B RB
6.60%, 07/01/31                                                       (a)                 625              693,925
===================================================================================================================

OREGON--1.14%
Clackamas (County of) Hospital Facility Authority
(Gross-Willamette Falls Project); Refunding Series 2005 RB
5.13%, 04/01/26                                                       (a)               1,000            1,005,630
-------------------------------------------------------------------------------------------------------------------
Oregon (State of) Health, Housing, Educational & Cultural
Facilities Authority (Oregon Baptist Retirement Homes); Series
1996 RB
8.00%, 11/15/26                                                       (a)                 745              775,612
-------------------------------------------------------------------------------------------------------------------
Yamhill (County of) Hospital Authority (Friendsview Retirement
Community); Series 2003 RB
7.00%, 12/01/21                                                       (a)               1,555            1,612,348
===================================================================================================================
                                                                                                         3,393,590
===================================================================================================================

PENNSYLVANIA--6.27%
Allegheny (County of) Hospital Development Authority (Villa Saint
Joseph of Baden); Health Care Facilities Series 1998 RB
6.00%, 08/15/28                                                       (a)                 500              495,640
-------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development Authority (Propel
School-Homestead Project); Charter Schools Series 2004 A IDR
7.00%, 12/15/15                                                       (a)                 780              774,275
-------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills
Project); Tax Allocation Series 2004 RB
5.10%, 07/01/14                                                       (a)                 500              523,100
-------------------------------------------------------------------------------------------------------------------
5.60%, 07/01/23                                                       (a)                 500              527,015
-------------------------------------------------------------------------------------------------------------------
Blair (County of) Industrial Development Authority (Village of
Pennsylvania State Project); Series 2002 A IDR
6.90%, 01/01/22                                                       (a)                 500              532,610
-------------------------------------------------------------------------------------------------------------------
7.00%, 01/01/34                                                       (a)                 500              529,725
-------------------------------------------------------------------------------------------------------------------
Chartiers Valley Industrial & Commercial Development Authority
(Asbury Health Center); Refunding First Mortgage Series 1999 IDR
6.38%, 12/01/19                                                       (a)               1,000            1,039,620
-------------------------------------------------------------------------------------------------------------------
Clarion (County of) Industrial Development Authority (Beverly
Enterprises, Inc. Project); Refunding Health Facilities Series
2001 IDR
7.38%, 12/01/08                                                       (a)                 420              426,460
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)
Crawford (County of) Hospital Authority (Wesbury United Methodist
Community); Senior Living Facilities Series 1999 RB
6.25%, 08/15/29                                                       (a)             $   750          $   775,155
-------------------------------------------------------------------------------------------------------------------
Cumberland (County of) Industrial Development Authority (The Woods
at Cedar Run Retirement Facility); Refunding First Mortgage Series
1998 A IDR
6.50%, 11/01/18                                                       (a)(i)(j)         1,000              339,680
-------------------------------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority (Wesley Affiliated
Services, Inc.); Retirement Community Series 2002 A RB
6.00%, 01/01/13                                                       (a)                 800              817,280
-------------------------------------------------------------------------------------------------------------------
7.13%, 01/01/25                                                       (a)                 700              764,533
-------------------------------------------------------------------------------------------------------------------
Lancaster (County of) Hospital Authority (Saint Anne's Home);
Health Center Series 1999 RB
6.63%, 04/01/28                                                       (a)                 500              502,775
-------------------------------------------------------------------------------------------------------------------
Lancaster (County of) Industrial Development Authority (Garden
Spot Village Project); Series 2000 A IDR
7.60%, 05/01/22                                                       (a)                 250              275,603
-------------------------------------------------------------------------------------------------------------------
7.63%, 05/01/31                                                       (a)                 500              547,460
-------------------------------------------------------------------------------------------------------------------
Lawrence (County of) Industrial Development Authority (Shenango
Presbyterian Senior Care Obligated Group); Senior Health & Housing
Facilities Series 2001 B IDR
7.50%, 11/15/31                                                       (a)               1,000            1,022,590
-------------------------------------------------------------------------------------------------------------------
Lebanon (County of) Health Facilities Authority (Pleasant View
Retirement); Health Center Series 2005 A RB
5.30%, 12/15/26                                                       (a)               1,000            1,028,210
-------------------------------------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority (Bible Fellowship
Church Home Inc.); First Mortgage Series 2001 RB
7.63%, 11/01/21                                                       (a)                 250              276,500
-------------------------------------------------------------------------------------------------------------------
7.75%, 11/01/33                                                       (a)                 750              822,645
-------------------------------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health Authority
(Philadelphia Geriatric Center); Series 1999 A RB
7.38%, 12/01/30                                                       (a)               1,340            1,426,899
-------------------------------------------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health Authority (Temple
Continuing Care Center); Series 1999 RB
6.63%, 07/01/19                                                       (a)(i)(j)         1,250              227,613
-------------------------------------------------------------------------------------------------------------------
6.75%, 07/01/29                                                       (a)(i)(j)           460               83,462
-------------------------------------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development Authority
(Whitemarsh Continuing Care Retirement Community Project);
Mortgage Series 2005 IDR
6.25%, 02/01/35                                                       (a)               1,000            1,065,980
-------------------------------------------------------------------------------------------------------------------
North Penn (Region of) Health, Hospital & Education Authority
(Maple Village Project); Hospital Series 2000 A RB
8.00%, 10/01/32                                                       (a)                 300              301,464
-------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development Financing Authority
(Northwestern Human Services, Inc. Project); Series 1998 A RB
5.25%, 06/01/14                                                       (a)               1,000              983,290
-------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational Facilities Authority
(Student Association, Inc. Project at California University of
Pennsylvania); Student Housing Series 2000 A RB
6.75%, 09/01/20                                                       (a)                 500              533,835
-------------------------------------------------------------------------------------------------------------------
6.75%, 09/01/32                                                       (a)                 320              340,022
-------------------------------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational Facilities Authority
(Widener University); Series 2005 RB
5.00%, 07/15/31                                                       (a)               1,055            1,093,729
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)
Philadelphia (City of) Industrial Development Authority (Cathedral
Village Project); Series 2003 A IDR
6.88%, 04/01/34                                                       (a)             $   500          $   539,480
===================================================================================================================
                                                                                                        18,616,650
===================================================================================================================

RHODE ISLAND--0.09%
Tobacco Settlement Financing Corp.; Asset-Backed Series 2002 A RB
6.13%, 06/01/32                                                       (a)                 240              253,435
===================================================================================================================

SOUTH CAROLINA--2.38%
South Carolina (State of) Jobs-Economic Development Authority
(Palmetto Health Alliance); Hospital Facilities Improvement Series
2000 A RB
7.38%, 12/15/10                                                       (a)(c)(d)           800              976,336
-------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic Development Authority
(Palmetto Health Alliance); Refunding Hospital Facilities Series
2003 A RB
6.13%, 08/01/23                                                       (a)               1,500            1,642,110
-------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic Development Authority
(South Carolina Episcopal Home at Still Hopes Project);
Residential Care Facilities Series 2004 A RB
6.25%, 05/15/25                                                       (a)                 750              783,630
-------------------------------------------------------------------------------------------------------------------
6.38%, 05/15/32                                                       (a)               1,250            1,321,850
-------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic Development Authority
(Westley Commons Project); First Mortgage Health Facilities Series
2000 RB
7.75%, 10/01/15                                                       (a)                 700              778,736
-------------------------------------------------------------------------------------------------------------------
8.00%, 10/01/31                                                       (a)                 300              332,049
-------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management Authority; Tobacco
Settlement Asset-Backed Series 2001 B RB
6.38%, 05/15/28                                                       (a)               1,170            1,245,407
===================================================================================================================
                                                                                                         7,080,118
===================================================================================================================

SOUTH DAKOTA--0.53%
South Dakota (State of) Health & Educational Facilities Authority
(Sioux Valley Hospitals & Health System); Series 2004 A RB
5.25%, 11/01/27                                                       (a)                 500              529,820
-------------------------------------------------------------------------------------------------------------------
5.25%, 11/01/34                                                       (a)                 500              522,830
-------------------------------------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational Facilities Authority
(Westhills Village Retirement Community); Series 2003 RB
5.65%, 09/01/23                                                       (a)                 500              533,925
===================================================================================================================
                                                                                                         1,586,575
===================================================================================================================

TENNESSEE--1.31%
Davidson & Williamson (Counties of) (Harpeth Valley Utilities
District); Utilities Improvement Series 2004 RB
5.00%, 09/01/34                                                       (a)(b)            1,000            1,061,780
-------------------------------------------------------------------------------------------------------------------
Johnson City (City of) Health & Educational Facilities Board
(Appalachian Christian Village Project); Retirement Facilities
Series 2004 A RB
6.00%, 02/15/24                                                       (a)                 500              500,600
-------------------------------------------------------------------------------------------------------------------
6.25%, 02/15/32                                                       (a)                 350              356,976
-------------------------------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority (Local Government
Public Improvement); VRD Series 1995 A RB
2.30%, 06/01/15                                                       (b)(f)              918              918,000
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)
Shelby (County of) Health, Educational & Housing Facilities Board
(Germantown Village); Residential Care Series 2003 A RB
7.00%, 12/01/23                                                       (a)             $ 1,000          $ 1,049,120
===================================================================================================================
                                                                                                         3,886,476
===================================================================================================================

TEXAS--12.17%
Abilene (City of) Health Facilities Development Corp. (Sears
Methodist Retirement System Obligated Group Report); Retirement
Facility Series 2003 A RB
7.00%, 11/15/33                                                       (a)               1,000            1,083,440
-------------------------------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp. (Panhandle Pooled
Health Care); VRD Series 1985 RB (LOC-BNP Paribas)
2.45%, 05/31/25                                                       (f)(g)            6,197            6,197,000
-------------------------------------------------------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Hospital Facility Series
1999 RB
6.70%, 08/01/19                                                       (a)                 500              520,455
-------------------------------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development Corp. (Army
Retirement Residence Project); Series 2002 RB
6.30%, 07/01/32                                                       (a)                 500              537,490
-------------------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp. (American Opportunity
Housing); Multifamily Housing Sr. Series 2002 A-1 RB
6.85%, 12/01/23                                                       (a)                 750              761,393
-------------------------------------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp. (Villa Madrid/Cumberland
Apartments); Multifamily Housing Series 1998 A RB
7.25%, 05/01/16                                                       (a)(i)(j)           200              138,466
-------------------------------------------------------------------------------------------------------------------
Board of Regents of the University of Texas System; Financing
System Series 2003 B RB
5.00%, 08/15/33                                                       (a)               1,500            1,585,905
-------------------------------------------------------------------------------------------------------------------
Board of Regents of the University of Texas System; Financing
System Series 2001 C RB
5.00%, 08/15/20                                                       (a)               1,000            1,066,510
-------------------------------------------------------------------------------------------------------------------
Comal (County of) Health Facilities Development Corp. (McKenna
Memorial Hospital Project); Healthcare System Series 2002 A RB
6.25%, 02/01/32                                                       (a)               2,225            2,405,670
-------------------------------------------------------------------------------------------------------------------
Corpus Christi (Port of) Industrial Development Corp. (Valero);
Refunding Series 1997 C IDR
5.40%, 04/01/18                                                       (a)                 605              631,354
-------------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth (Cities of) International Airport Facilities
Improvement Corp.; Refunding Series 2000 A-3 RB
9.13%, 05/01/29                                                       (a)(h)              500              510,340
-------------------------------------------------------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise Regional Health
System); Hospital Series 2004 A RB
5.63%, 09/01/13                                                       (a)                 985            1,018,460
-------------------------------------------------------------------------------------------------------------------
7.00%, 09/01/25                                                       (a)                 825              908,111
-------------------------------------------------------------------------------------------------------------------
7.13%, 09/01/34                                                       (a)                 790              864,955
-------------------------------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp. (Independent Senior
Living Center); Series 2003 RB
7.63%, 01/01/20                                                       (a)               1,000            1,043,770
-------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero Energy Corp. Project);
Series 2001 RB
6.65%, 04/01/32                                                       (a)(h)              900              991,773
-------------------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development Corp. (Memorial
Hermann Health Care); Hospital Series 2001 A RB
6.38%, 06/01/29                                                       (a)                 500              558,830
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)
Harris (County of) Health Facilities Development Corp. (Saint
Luke's Episcopal Hospital); Series 2001 A RB
5.63%, 02/15/18                                                       (a)             $   750          $   810,375
-------------------------------------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax Series 2002 GO
5.13%, 08/15/12                                                       (a)(c)(d)           370              413,205
-------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San Antonio Project); Series
2004 A RB
6.00%, 05/15/25                                                       (a)               1,000            1,012,640
-------------------------------------------------------------------------------------------------------------------
Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.
Project); Hospital Series 2005 RB
5.00%, 08/15/15                                                       (a)                 500              517,655
-------------------------------------------------------------------------------------------------------------------
5.00%, 08/15/19                                                       (a)                 350              359,342
-------------------------------------------------------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc. Terminal E Project);
Airport System Special Facilities Series 2001 E RB
6.75%, 07/01/29                                                       (a)(h)              500              462,705
-------------------------------------------------------------------------------------------------------------------
Houston (City of) Health Facilities Development Corp. (Buckingham
Senior Living Community); Retirement Facilities Series 2004 A RB
7.00%, 02/15/23                                                       (a)                 300              330,474
-------------------------------------------------------------------------------------------------------------------
7.00%, 02/15/26                                                       (a)                 750              822,945
-------------------------------------------------------------------------------------------------------------------
7.13%, 02/15/34                                                       (a)                 450              493,497
-------------------------------------------------------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc Apartments Project);
Multifamily Housing Series 1998 RB
6.50%, 12/01/30                                                       (a)               1,200            1,087,740
-------------------------------------------------------------------------------------------------------------------
Midlothian Development Authority; Tax Increment Contract Series
1999 RB
6.70%, 11/15/23                                                       (a)                 800              829,432
-------------------------------------------------------------------------------------------------------------------
Midlothian Development Authority; Tax Increment Contract Series
2001 RB
7.88%, 11/15/26                                                       (a)               1,000            1,111,760
-------------------------------------------------------------------------------------------------------------------
Midlothian Development Authority; Tax Increment Contract Series
2004 RB
6.20%, 11/15/29                                                       (a)               1,000            1,013,260
-------------------------------------------------------------------------------------------------------------------
Sherman (City of), Higher Education Finance Corp. (Austin College
Project); Higher Education VRD Series 1997 RB (LOC-Bank of
America, N.A.)
2.35%, 01/01/18                                                       (f)(g)            4,099            4,099,000
-------------------------------------------------------------------------------------------------------------------
Texas (State of) Public Finance Authority (School Excellence
Education Project); Charter School Finance Corp. Series 2004 A RB
7.00%, 12/01/34                                                       (a)               1,000            1,007,450
-------------------------------------------------------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill Apartments Project);
Multifamily Housing Series 1999 RB
7.50%, 12/01/29                                                       (a)               1,000              975,350
===================================================================================================================
                                                                                                        36,170,752
===================================================================================================================

VERMONT--0.24%
Vermont (State of) Educational & Health Buildings Financing Agency
(Copley Manor Project); Health Care Facilities Series 1999 RB
6.25%, 04/01/29                                                       (a)(j)            1,000              711,320
===================================================================================================================

VIRGIN ISLANDS--0.05%
Virgin Islands (Commonwealth of) Public Finance Authority; Sr.
Lien Matching Fund Loan Notes Series 2004 A RB
5.25%, 10/01/24                                                       (a)                 150              161,664
===================================================================================================================

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
VIRGINIA--3.98%
Chesterfield (County of) Health Center Commission (Lucy Corr
Village); Refunding Mortgage Series 2005 RB
5.38%, 12/01/28                                                       (a)             $ 2,250          $ 2,210,198
-------------------------------------------------------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing Authority (Olde Hampton
Hotel Association); Refunding First Mortgage Series 1998 A RB
6.50%, 07/01/16                                                       (a)                 500              489,455
-------------------------------------------------------------------------------------------------------------------
Henrico (County of) Economic Development Authority (Virginia
United Methodist Homes); Refunding Residential Care Facility
Series 2002 A RB
6.50%, 06/01/22                                                       (a)                 750              801,975
-------------------------------------------------------------------------------------------------------------------
James City (County of) Economic Development Authority
(Williamsburg  Lodging); First Mortgage Residential Care
Facilities Series 2005 A RB
5.50%, 09/01/34                                                       (a)                 750              767,715
-------------------------------------------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development Authority (The Summit);
Residential Care Facility Mortgage Series 2002 A IDR
6.25%, 01/01/28                                                       (a)                 500              507,720
-------------------------------------------------------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority (Fort Norfolk Retirement
Community, Inc.-Harbor's Edge Project); First Mortgage Series 2004
A RB
6.00%, 01/01/25                                                       (a)                 500              513,385
-------------------------------------------------------------------------------------------------------------------
6.13%, 01/01/35                                                       (a)               1,100            1,122,990
-------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist Homes); Residential
Care Facilities Series 2003 A RB
7.38%, 12/01/23                                                       (a)                 500              559,650
-------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Asset-Backed Series 2005 RB
5.50%, 06/01/26                                                       (a)                 500              513,805
-------------------------------------------------------------------------------------------------------------------
5.63%, 06/01/37                                                       (a)               2,250            2,317,883
-------------------------------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development Authority
(Westminster-Canterbury); Residential Care Facilities Series 2005
A IDR
5.20%, 01/01/27                                                       (a)               1,000            1,008,960
-------------------------------------------------------------------------------------------------------------------
5.30%, 01/01/35                                                       (a)               1,000            1,008,990
===================================================================================================================
                                                                                                        11,822,726
===================================================================================================================

WASHINGTON--2.98%
Seattle (Port of) Industrial Development Corp. (Sysco Food
Services Project); Refunding VRD Series 1994 IDR
2.31%, 11/01/25                                                       (f)               3,626            3,626,000
-------------------------------------------------------------------------------------------------------------------
Skagit (County of) Public Hospital District No. 1 (Skagit Valley
Hospital); Series 2005 RB
5.50%, 12/01/30                                                       (a)                 750              780,338
-------------------------------------------------------------------------------------------------------------------
Washington (State of) Lake Tapps Parkway Properties; Special Revenue VRD Series
1999 A RB (LOC-U.S. Bank, N.A.)
2.35%, 12/01/19                                                       (f)(g)            4,447            4,447,000
===================================================================================================================
                                                                                                         8,853,338
===================================================================================================================

WISCONSIN--5.02%
Badger Tobacco Asset Securitization Corp.; Tobacco Settlement
Asset-Backed Series 2002 RB
6.13%, 06/01/27                                                       (a)               2,245            2,384,055
-------------------------------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority (Milwaukee Science
Education Consortium, Inc. Project); Series 2005 A RB
5.63%, 08/01/25                                                       (a)               2,000            1,990,360
-------------------------------------------------------------------------------------------------------------------
5.75%, 08/01/35                                                       (a)               1,815            1,788,084
-------------------------------------------------------------------------------------------------------------------

HIM-QTR-1

                                                                                         PAR               MARKET
                                                                                        (000)               VALUE
-------------------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)
Wisconsin (State of) Health & Educational Facilities Authority
(Beaver Dam Community Hospitals, Inc. Project); Series 2004 A RB
6.50%, 08/15/26                                                       (a)             $   250          $   262,968
-------------------------------------------------------------------------------------------------------------------
6.75%, 08/15/34                                                       (a)                 950            1,006,953
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(Community Memorial Hospital, Inc. Project); Series 2003 RB
7.13%, 01/15/22                                                       (a)               1,155            1,227,650
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(Community Rehabilitation Providers Facilities Acquisition
Program); Series 1998 RB
6.88%, 12/01/23                                                       (a)                 200              212,424
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(Eastcastle Place, Inc. Project); Series 2004 RB
6.00%, 12/01/24                                                       (a)                 500              510,365
-------------------------------------------------------------------------------------------------------------------
6.13%, 12/01/34                                                       (a)                 500              504,055
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(FH Healthcare Development Inc. Project); Series 1999 RB
6.25%, 11/15/09                                                       (a)(c)(d)         1,250            1,406,050
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(New Castle Place Project); Series 2001 A RB
7.00%, 12/01/31                                                       (a)                 250              258,138
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(Oakwood Village Project); Series 2000 A RB
7.63%, 08/15/30                                                       (a)               1,000            1,047,870
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(Tomah Memorial Hospital, Inc. Project); Series 2003 RB
6.00%, 07/01/15                                                       (a)                 100              104,055
-------------------------------------------------------------------------------------------------------------------
6.13%, 07/01/16                                                       (a)                 150              156,576
-------------------------------------------------------------------------------------------------------------------
6.63%, 07/01/28                                                       (a)                 750              783,563
-------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational Facilities Authority
(Vernon Memorial Healthcare Inc. Project) Series 2005 RB
5.25%, 03/01/35                                                       (a)               1,250            1,270,000
===================================================================================================================
                                                                                                        14,913,166
===================================================================================================================

WYOMING--0.18%
Teton (County of) Hospital District (Saint John's Medical Center);
Hospital Series 2002 RB
6.75%, 12/01/22                                                       (a)                 500              523,010
===================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $286,913,510)                                                         297,148,995
___________________________________________________________________________________________________________________
===================================================================================================================

HIM-QTR-1

Investment Abbreviations:

COP                        Certification of Participation
GO                         General Obligation Bonds
IDR                        Industrial Development Revenue Bonds
LOC                        Letter of Credit
PCR                        Pollution Control Revenue Bonds
RB                         Revenue Bonds
Sr.                        Senior
VRD                        Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $267,237,995, which represented 89.93% of the Fund's Total Investments. See Note 1A.

(b) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp., or XL Capital Assurance Inc.

(c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2005 represented 0.19% of the Fund's Total Investments. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2005.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) Security subject to the alternative minimum tax.

(i) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate market value of these securities at June 30, 2005 was $789,221, which represented 0.27% of the Fund's Total Investments.

(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $1,500,541, which represented 0.50% of the Fund's Total Investments.

See accompanying notes which are an integral part of this schedule.

HIM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

        Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. LOWER-RATED SECURITIES - The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

HIM-QTR-1

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $60,231,781 and $3,368,940, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $    12,805,236
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (2,570,894)
========================================================================================
Net unrealized appreciation of investment securities                    $    10,234,342
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $286,914,653.

HIM-QTR-1
                                      F-23

                            AIM TAX-EXEMPT CASH FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              TEC-QTR-1 6/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                           RATINGS         (a)                   PAR
                                                      S&P       MOODY'S                         (000)        VALUE
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES--100.00%

ALABAMA--17.32%
Tuscaloosa (City of)
Educational Building Authority
(Stillman College Project);
Refunding Capital Improvement
VRD Series 2002 A RB
(LOC-AmSouth Bank)
    2.40%, 10/01/23                 (b)(c)                 --        VMIG-1                     $11,305    $11,305,000
=======================================================================================================================

ARIZONA--1.08%
Arizona (State of)
Transportation Board (Maricopa
County Regional Area Road
Funding); Series 2002 RB
    5.00%, 12/15/05                                        AA           Aa2                         500        505,938
-----------------------------------------------------------------------------------------------------------------------
Phoenix (City of); Refunding
Unlimited Tax Series 1993 A GO
    5.20%, 07/01/05                                       AA+           Aa1                         200        200,000
=======================================================================================================================
                                                                                                               705,938
=======================================================================================================================

COLORADO--3.49%
Arvada (City of); VRD Series
2001 RB
    2.90%, 11/01/20                 (d)(e)               A-1+            --                         800        800,000
-----------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health
Facilities Authority (Christian
Living Project); Refunding VRD
Series 1997 RB (LOC-U.S. Bank
N.A.)
    2.33%, 01/01/11                 (b)(c)               A-1+            --                         250        250,000
-----------------------------------------------------------------------------------------------------------------------
Idaho Springs (City of);
(Safeway Inc. Project);
Refunding VRD Series 1993 IDR
(LOC-Deutsche Bank A.G.)
    2.80%, 06/01/08                 (b)(f)               A-1+            --                         740        740,000
-----------------------------------------------------------------------------------------------------------------------
Moffat (County of)
(Colorado-Ute Electric
Association); VRD Series 1984
PCR
    2.45%, 07/01/10                 (c)(d)               A-1+        VMIG-1                         485        485,000
=======================================================================================================================
                                                                                                             2,275,000
=======================================================================================================================

FLORIDA--3.33%
Florida (State of) Board of
Regents (University of
Florida); Housing Revenue
Series 2000 RB
    7.00%, 07/01/05                 (d)                   AAA           Aaa                         520        520,000
-----------------------------------------------------------------------------------------------------------------------
Orange (County of) Health
Facilities Authority (Presbyterian
Retirement Project); VRD Series
1998 RB (LOC-Bank of America, N.A.)
    2.35%, 11/01/28                 (b)(c)(g)              --            --                         654        654,000
-----------------------------------------------------------------------------------------------------------------------

TEC-QTR-1

                                                           RATINGS         (a)                   PAR
                                                      S&P       MOODY'S                         (000)        VALUE
-----------------------------------------------------------------------------------------------------------------------
FLORIDA - (CONTINUED)
Seminole (County of) Industrial
Development Authority
(Florida Living Nursing); Health
Facilities Multi-Modal VRD
Series 1991 IDR
(LOC-Bank of America, N.A.)
    2.48%, 02/01/11                 (b)(c)                 --        VMIG-1                      $1,000     $1,000,000
=======================================================================================================================
                                                                                                             2,174,000
=======================================================================================================================

GEORGIA--2.76%
Floyd (County of) Development
Authority (Shorter College
Project); VRD Series 1998 RB
(LOC-SunTrust Bank)
    2.43%, 06/01/17                 (b)(c)               A-1+            --                       1,800      1,800,000
=======================================================================================================================

IDAHO--0.41%
Idaho (State of) Board Bank
Authority; Series 2004 A RB
    2.50%, 09/01/05                 (d)                   ---           Aaa                         270        270,252
=======================================================================================================================

ILLINOIS--6.50%
Chicago (City of) Metropolitan
Water Reclamation
District-Greater Chicago;
Capital Improvement Unlimited
Tax Series 1995 GO
    6.30%, 12/01/05                 (h)(i)                NRR           Aaa                         380        386,241
-----------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development
Finance Authority (American
College of Surgeons); VRD
Series 1996 RB (LOC-Northern
Trust Co.)
    2.59%, 08/01/26                 (b)(c)               A-1+            --                       2,989      2,989,000
-----------------------------------------------------------------------------------------------------------------------
Kane Cook & Du Page (Counties
of) School District No. 46
(Elgin); Refunding Unlimited
Tax Series 2005 GO
    3.00%, 01/01/06                 (d)                    --           Aaa                         865        868,429
=======================================================================================================================
                                                                                                             4,243,670
=======================================================================================================================

IOWA--3.07%
Iowa (State of) Finance
Authority (YMCA Project);
Economic Development VRD Series
2000 RB (LOC-Wells Fargo Bank
N.A.)
    2.40%, 06/01/10                 (b)(c)(j)              --            --                       1,700      1,700,000
-----------------------------------------------------------------------------------------------------------------------
Iowa (State of) School Corps.;
School Cash Anticipation
Program Series 2005 B RB
    3.50%, 01/27/06                 (d)                    --         MIG-1                         300        302,058
=======================================================================================================================
                                                                                                             2,002,058
=======================================================================================================================

KANSAS--0.77%
Leawood (City of); Unlimited
Tax Temporary Notes Series
2004-2 GO
    3.00%, 10/01/05                                        --         MIG-1                         500        501,642
=======================================================================================================================

TEC-QTR-1

                                                           RATINGS         (a)                   PAR
                                                      S&P       MOODY'S                         (000)        VALUE
-----------------------------------------------------------------------------------------------------------------------
KENTUCKY--4.04%
Kentucky (State of) Area
Developing Districts Financing
Trust (Weekly Acquisition-Ewing);
Lease Program VRD Series 2000 RB
(LOC-Wachovia Bank, N.A.)
    2.39%, 06/01/33                 (b)(c)               A-1+            --                      $2,635     $2,635,000
=======================================================================================================================

MARYLAND--4.44%
Baltimore (County of) (Blue
Circle Inc. Project); Economic
Development VRD Series 1992 RB
(LOC-Danske Bank A.S.)
    2.45%, 12/01/17                 (b)(c)                 --        VMIG-1                       2,900      2,900,000
=======================================================================================================================

MASSACHUSETTS--1.09%
Hudson (City of); Limited Tax
Series 2005 GO
    4.00%, 05/01/06                 (d)                   AAA           Aaa                         700        708,064
=======================================================================================================================

MICHIGAN--1.49%
Oakland (County of) Economic
Development Corp. (Rochester
College Project); Limited
Obligation VRD Series 2001 RB
(LOC-JPMorgan Chase Bank)
    2.32%, 08/01/21                 (b)(c)                 --        VMIG-1                         975        975,000
=======================================================================================================================

MISSISSIPPI--4.44%
Mississippi (State of) Business
Finance Corp. (Mississippi
College Project); VRD Series
2003 RB (LOC-AmSouth Bank)
2.40%, 07/01/23 (Acquired
09/29/03; Cost $2,900,000)          (b)(c)(k)              --        VMIG-1                       2,900      2,900,000
=======================================================================================================================

NEVADA--1.58%
Clark (County of) School
District; Limited Tax Series
1996 GO
    6.00%, 06/15/06                 (h)(i)                AAA           Aaa                         500        520,087
-----------------------------------------------------------------------------------------------------------------------
Clark (County of) School
District; Limited Tax Series
2001 F GO
    5.00%, 06/15/06                 (d)                   AAA           Aaa                         500        510,536
=======================================================================================================================
                                                                                                             1,030,623
=======================================================================================================================

NEW MEXICO--4.60%
New Mexico (State of) Hospital
Equipment Loan Council
(Dialysis Clinic Inc. Project);
VRD Series 2000 RB
(LOC-SunTrust Bank)
    2.35%, 07/01/25                 (b)(c)                 --        VMIG-1                       3,000      3,000,000
=======================================================================================================================

NEW YORK--0.38%
New York (State of) Dormitory
Authority (St. Francis
Hospital); Series 1999 A RB
    4.63%, 07/01/05                 (d)                   AAA           Aaa                         250        250,000
=======================================================================================================================

TEC-QTR-1

                                                           RATINGS         (a)                   PAR
                                                      S&P       MOODY'S                         (000)        VALUE
-----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--3.22%
Carteret (County of) Industrial
Facilities & Pollution Control
Financing Authority (TexasGulf
Inc. Project); VRD Series 1985
PCR (LOC-BNP Paribas)
    2.53%, 10/01/05                 (b)(c)                 --           Aa2                      $2,100     $2,100,000
=======================================================================================================================

NORTH DAKOTA--5.52%
Fargo (City of) (Cass Oil Co.
Project); Commercial
Development VRD Series 1984 RB
(LOC-U.S. Bank N.A.)
    2.45%, 12/01/14                 (b)(c)               A-1+            --                       3,600      3,600,000
=======================================================================================================================

OHIO--2.52%
Loveland (City of) School
District; Limited Tax Series
2005 TAN
    4.00%, 06/01/06                 (d)                   AAA           Aaa                         700        708,806
-----------------------------------------------------------------------------------------------------------------------
Ohio (State of); Unlimited Tax
Series 1995 GO
    6.00%, 08/01/05                 (h)(i)                AAA           Aaa                         550        562,770
-----------------------------------------------------------------------------------------------------------------------
Youngstown (City of) Local
School District (Classroom
Facilities & School
Improvement); Unlimited Tax
Series 2005 GO
    3.00%, 12/01/05                 (d)                   AAA           Aaa                         375        376,246
=======================================================================================================================
                                                                                                             1,647,822
=======================================================================================================================

OKLAHOMA--5.52%
Muskogee (City of) Industrial
Trust (Muskogee Mall Ltd.
Special Project); VRD Series
1985 IDR (LOC-Bank of America,
N.A.)
    2.50%, 12/01/15                 (b)(c)                 --        VMIG-1                       3,600      3,600,000
-----------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--3.98%
Allegheny (County of)
Industrial Development
Authority (Carnegie Museums of
Pittsburgh); VRD Series 2002
IDR (LOC-Royal Bank of Scotland)
    2.35%, 08/01/32                 (b)(c)                 --        VMIG-1                       1,000      1,000,000
-----------------------------------------------------------------------------------------------------------------------
Franklin (County of) Industrial
Development Authority
(Chambersburg Hospital
Obligation); Health Care VRD
Series 2000 IDR
    2.38%, 12/01/24                 (c)(d)               A-1+            --                       1,600      1,600,000
=======================================================================================================================
                                                                                                             2,600,000
=======================================================================================================================

TENNESSEE--2.43%
Hawkins (County of) Industrial
Development Board (Leggett &
Platt Inc.); Refunding VRD
Series 1998 B IDR (LOC-Wachovia
Bank, N.A.)
    2.44%, 10/01/27                 (b)(c)(j)              --            --                       1,450      1,450,000
-----------------------------------------------------------------------------------------------------------------------

TEC-QTR-1

                                                           RATINGS         (a)                   PAR
                                                      S&P       MOODY'S                         (000)        VALUE
-----------------------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)
Sevier (County of) Public
Building Authority (Local
Government); Public Improvement
VRD Series 1995 A RB
    2.30%, 06/01/15                 (c)(d)                 --        VMIG-1                        $137       $137,000
=======================================================================================================================
                                                                                                             1,587,000
=======================================================================================================================

TEXAS--9.66%
Amarillo (City of) Health
Facilities Corp. (Panhandle
Pooled Health Care); VRD Series
1985 RB (LOC-BNP Paribas)
    2.45%, 05/31/25                 (b)(c)                 --        VMIG-1                       3,739      3,739,000
-----------------------------------------------------------------------------------------------------------------------
Harris (County of) Health
Facilities Development
Authority (Texas Children's
Hospital Project); Hospital
Series 1999 A RB
    4.50%, 10/01/05                                        AA           Aa2                         400        402,282
-----------------------------------------------------------------------------------------------------------------------
Harris (County of) Health
Facilities Development
Authority (Texas Children's
Hospital Project); Refunding
Hospital Series 1995 RB
    6.00%, 10/01/05                 (l)                   AAA           Aaa                         500        504,791
-----------------------------------------------------------------------------------------------------------------------
Sherman Higher Education
Finance Corp. (Austin College
Project); Higher Education VRD
Series 1997 RB (LOC-Bank of
America, N.A.)
    2.35%, 01/01/18                 (b)(c)               A-1+            --                         600        600,000
-----------------------------------------------------------------------------------------------------------------------
Socorro (City of) Independent
School District; Unlimited Tax
Series 2004 GO (CEP-Texas
Permanent School Fund)
    3.00%, 08/15/05                                       AAA            --                         385        385,633
-----------------------------------------------------------------------------------------------------------------------
Texas (State of); Series 2004
TRAN
    3.00%, 08/31/05                                     SP-1+         MIG-1                         670        671,542
=======================================================================================================================
                                                                                                             6,303,248
=======================================================================================================================

WASHINGTON--4.67%
Washington (State of) Lake Tapps
Parkway Properties; Special
Revenue VRD Series 1999 A RB
(LOC-U.S. Bank, N.A.)
    2.35%, 12/01/19                 (b)(c)                 --        VMIG-1                       1,830      1,830,000
-----------------------------------------------------------------------------------------------------------------------
Washington (State of) Public
Power Supply System (Nuclear
Project No. 2); Refunding
Series 1993 B RB
    5.40%, 07/01/05                                       AA-           Aaa                         365        365,000
-----------------------------------------------------------------------------------------------------------------------
Washington (State of) Public
Power Supply System (Nuclear
Project No. 3); Refunding
Series 1993 C RB
    5.00%, 07/01/05                 (d)                   AAA           Aaa                         850        850,000
=======================================================================================================================
                                                                                                             3,045,000
=======================================================================================================================

TEC-QTR-1

                                                           RATINGS         (a)                   PAR
                                                      S&P       MOODY'S                         (000)        VALUE
-----------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.69%
Marshfield (City of) Unified
School District; Series 2005 A
BAN
    4.00%, 11/01/05                                        --         MIG-1                        $600       $602,142
-----------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) School
Districts Cash Flow Management
Program; Tax 2004 A-3 COP
    3.00%, 09/20/05                                        --         MIG-1                         500        501,440
=======================================================================================================================
                                                                                                             1,103,582
=======================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $65,262,899) (m)                                                         $65,262,899
_______________________________________________________________________________________________________________________
=======================================================================================================================

INVESTMENT ABBREVIATIONS:

BAN                                Bond Anticipation Note
CEP                                Credit Enhancement Provider
COP                                Certificate of Participation
GO                                 General Obligation Bonds
IDR                                Industrial Development Revenue Bonds
LOC                                Letter of Credit
NRR                                Not Re-Rated
PCR                                Pollution Control Revenue Bonds
RB                                 Revenue Bonds
TAN                                Tax Anticipation Notes
TRAN                               Tax and Revenue Anticipation Notes
VRD                                Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2005.

(d) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.

(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.

(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to procedures adopted by the Board of Trustees.

(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2005 represented 4.44% of the Fund's Total Investments. This security is not considered to be illiquid.

(l) Secured by an escrow fund of U.S. Treasury obligations.

(m) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

TEC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

TEC-QTR-1

                         AIM TAX-FREE INTERMEDIATE FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              TFI-QTR-1 6/05              A I M Advisors, Inc.

AIM Tax-Free Intermediate Fund - Quarterly Report

SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%

ALABAMA--2.23%
Alabama (State of) Special Care
Facilities Financing Authority
(Birmingham Charity Obligated Group);
Hospital Series 1997 D RB
    4.95%, 11/01/07                      (b)(c)(d)        NRR          Aaa   $     675 $       697,984
-------------------------------------------------------------------------------------------------------
Birmingham (City of); Refunding
Unlimited Tax Series 2001 B GO Wts.
    5.25%, 07/01/10                      (d)(e)           AAA          Aaa       1,950       2,139,462
-------------------------------------------------------------------------------------------------------
Jefferson (County of); School Limited
Tax Series 2000 GO Wts.
    5.05%, 02/15/09                      (d)(e)           AAA          Aaa       1,000       1,068,880
-------------------------------------------------------------------------------------------------------
Jefferson (County of); Unlimited
Tax Series 2001 A GO Wts.
    5.00%, 04/01/10                      (d)(e)           AAA          Aaa       2,925       3,163,885
-------------------------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City
of) Health Care Authority (Coffee
Health Group Project); Series 1999 A RB
    5.00%, 07/01/07                      (d)(e)           AAA          Aaa       1,000       1,040,440
-------------------------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City
of) Health Care Authority (Coffee
Health Group Project); Series 2000 A RB
    5.50%, 07/01/08                      (d)(e)           AAA          Aaa         385         412,181
=======================================================================================================
                                                                                             8,522,832
=======================================================================================================

ALASKA--0.28%
Anchorage (City of); Correctional
Facilities Lease Series 2000 RB
    5.13%, 02/01/09                      (d)(e)           AAA          Aaa       1,000       1,070,350
=======================================================================================================

AMERICAN SAMOA--0.74%
American Samoa (Territory of);
Refunding Unlimited Tax Series 2000 GO
    6.00%, 09/01/06                      (d)(e)             A           --       1,585       1,627,304
-------------------------------------------------------------------------------------------------------
American Samoa (Territory of);
Refunding Unlimited Tax Series 2000 GO
    6.00%, 09/01/07                      (d)(e)             A           --       1,150       1,210,283
=======================================================================================================
                                                                                             2,837,587
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR        MARKET
                                                       S&P      MOODY'S          (000)        VALUE
-------------------------------------------------------------------------------------------------------
ARIZONA--1.90%
Arizona (State of) Transportation
Board; Refunding Highway Sub. Series
1993 A RB
    6.00%, 07/01/08                      (d)               AA          Aa2   $     800  $      871,888
-------------------------------------------------------------------------------------------------------
Maricopa (County of) Unified School
District #4 (Mesa Project of 1995);
Unlimited Tax Series 1998 E GO
    5.00%, 07/01/08                      (b)(c)(d)        AAA          Aaa       1,900       2,021,182
-------------------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements
Corp.; Refunding Wastewater System Jr.
Lien Series 2001 RB
    5.25%, 07/01/11                      (d)(e)           AAA          Aaa       3,000       3,342,990
-------------------------------------------------------------------------------------------------------
Yuma (City of) Industrial Development
Authority (Yuma Regional Medical Center
Project); Refunding Hospital Series
1997 RB
    5.70%, 08/01/06                      (d)(e)           AAA          Aaa       1,000       1,031,390
=======================================================================================================
                                                                                             7,267,450
=======================================================================================================

ARKANSAS--1.24%
Arkansas (State of) Development Finance
Authority; Correction Facilities Series
1996 RB
    6.25%, 10/01/06                      (d)(e)           AAA          Aaa       1,800       1,877,310
-------------------------------------------------------------------------------------------------------
Little Rock (City of) School District;
Limited Tax Series 2001 C GO
    5.00%, 02/01/10                      (d)(e)            --          Aaa       1,695       1,831,193
-------------------------------------------------------------------------------------------------------
Sebastian (County of) Community Jr.
College District; Refunding &
Improvement Limited Tax Series 1997 GO
    5.20%, 04/01/07                      (b)(d)           NRR          Aaa       1,000       1,042,600
=======================================================================================================
                                                                                             4,751,103
=======================================================================================================

COLORADO--0.57%
Boulder (County of) Open Space Capital
Improvement Trust Fund; Series 1998 RB
    5.25%, 12/15/09                      (d)              AA-           --       1,000       1,065,050
-------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway
Authority; Sr. Series 2001 A RB
    5.00%, 06/15/11                      (d)(e)           AAA          Aaa       1,000       1,097,240
=======================================================================================================
                                                                                             2,162,290
=======================================================================================================

CONNECTICUT--0.83%
Connecticut (State of) Resource
Recovery Authority (Bridgeport Resco
Co. L.P. Project); Refunding Series
1999 RB
    5.13%, 01/01/09                      (d)(e)           AAA          Aaa       1,000       1,070,520
-------------------------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax
Series 1997 GO
    6.00%, 02/15/06                      (d)(e)           AAA          Aaa       2,050       2,092,353
=======================================================================================================
                                                                                             3,162,873
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--7.17%
District of Columbia (Gonzaga College
High School); Series 1999 RB
    5.25%, 07/01/09                      (d)(e)           AAA          Aaa   $     510 $       550,616
-------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic
Healthcare Group); Refunding Hospital
Series 1993 A RB
    5.50%, 08/15/06                      (b)(d)           AAA          Aaa         500         515,615
-------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic
Healthcare Group); Refunding Hospital
Series 1996 A RB
    6.00%, 08/15/06                      (b)(d)           AAA          Aaa       1,550       1,606,807
-------------------------------------------------------------------------------------------------------
District of Columbia (Medlantic
Healthcare Group); Refunding Hospital
Series 1997 A RB
    6.00%, 08/15/07                      (b)(d)           AAA          Aaa         500         533,580
-------------------------------------------------------------------------------------------------------
District of Columbia; Refunding
Unlimited Tax Series 1993 B-1 GO
    5.50%, 06/01/09                      (d)(e)           AAA          Aaa       1,250       1,364,250
-------------------------------------------------------------------------------------------------------
District of Columbia; Refunding
Unlimited Tax Series 1993 B-2 GO
    5.50%, 06/01/07                      (d)(e)           AAA          Aaa       3,000       3,150,120
-------------------------------------------------------------------------------------------------------
District of Columbia; Refunding
Unlimited Tax Series 1999 B GO
    5.50%, 06/01/10                      (d)(e)           AAA          Aaa       1,415       1,564,933
-------------------------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax
Series 1999 B GO
    5.50%, 06/01/09                      (b)(d)           AAA          Aaa         950       1,040,497
-------------------------------------------------------------------------------------------------------
District of Columbia; Unrefunded
Unlimited Tax Series 1999 B GO
    5.50%, 06/01/09                      (d)(e)           AAA          Aaa      14,160      15,454,224
-------------------------------------------------------------------------------------------------------
Washington Convention Center Authority;
Sr. Lien Dedicated Tax Series 1998 RB
    5.25%, 10/01/09                      (d)(e)           AAA          Aaa       1,500       1,633,410
=======================================================================================================
                                                                                            27,414,052
=======================================================================================================

FLORIDA--2.67%
Broward (County of) (Wheelabrator South
Broward Inc.); Refunding Resource
Recovery Series 2001 A RB
    5.00%, 12/01/07                      (d)               AA           A3       2,800       2,926,812
-------------------------------------------------------------------------------------------------------
Broward (County of) (Wheelabrator South
Broward Inc.); Refunding Resource
Recovery Series 2001 A RB
    5.50%, 12/01/08                      (d)               AA           A3       1,700       1,827,908
-------------------------------------------------------------------------------------------------------

Florida (State of) Board of Education;
Lottery Series 2000 B RB
    5.75%, 07/01/10                      (d)(e)           AAA          Aaa       1,000       1,121,550
-------------------------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste
Authority; Refunding Series 1997 A RB
    5.50%, 10/01/06                      (d)(e)           AAA          Aaa       3,000       3,100,560
-------------------------------------------------------------------------------------------------------
Village Center Community Development
District; Refunding Recreational Series
1998 A RB
    5.50%, 11/01/10                      (d)(e)           AAA          Aaa       1,105       1,234,086
=======================================================================================================
                                                                                            10,210,916
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA--1.01%
Dalton (City of); Combined Utilities
Series 1999 RB
    5.75%, 01/01/10                      (d)(e)           AAA          Aaa   $   1,015 $     1,129,086
-------------------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax
Series 1992 B GO
    6.30%, 03/01/09                      (d)              AAA          Aaa       1,425       1,589,089
-------------------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax
Series 1992 B GO
    6.30%, 03/01/10                      (d)              AAA          Aaa       1,000       1,142,270
=======================================================================================================
                                                                                             3,860,445
=======================================================================================================

HAWAII--0.29%
Hawaii (State of); Unlimited Tax Series
1993 CA GO
    5.75%, 01/01/10                      (d)(e)           AAA          Aaa       1,000       1,110,630
=======================================================================================================

IDAHO--0.01%
Idaho (State of) Housing Agency; Single
Family Mortgage Sub. Series 1994 D-1 RB
(CEP-FHA, VA, FmHA)
    5.90%, 07/01/06                      (d)               --          Aa2          40          40,588
=======================================================================================================

ILLINOIS--7.18%
Chicago (City of) (Central Loop
Redevelopment); Tax Increment
Allocation Sub. Series 2000 A RB
    6.50%, 12/01/08                      (d)(e)             A           --       8,000       8,680,320
-------------------------------------------------------------------------------------------------------
Chicago (City of) Midway Airport;
Series 1996 A RB
    5.30%, 01/01/08                      (d)(e)           AAA          Aaa       1,000       1,044,240
-------------------------------------------------------------------------------------------------------
Chicago (City of) Park District;
Corporate Purpose Tax Anticipation
Series 2005 A RB Wts.
    4.00%, 05/01/06                      (d)            SP-1+         MIG1       2,000       2,022,200
-------------------------------------------------------------------------------------------------------
Chicago (City of) Park District;
Refunding Unlimited Tax Series 1995 GO
    6.00%, 01/01/07                      (d)(e)           AAA          Aaa       2,000       2,094,900
-------------------------------------------------------------------------------------------------------
Hoffman Estates (Economic Development
Project Area); Refunding Tax Increment
Series 1997 RB
    5.00%, 11/15/06                      (d)(e)           AAA          Aaa       1,500       1,505,550
-------------------------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
Project); Refunding Multifamily Housing
Series 1996 RB (CEP-Federal National
Mortgage Association)
    5.75%, 06/01/06                      (c)(d)           AAA           --         960         959,424
-------------------------------------------------------------------------------------------------------
Illinois (State of) (Department of
Central Management Services); Series
1999 COP
    4.90%, 07/01/08                      (d)(e)           AAA          Aaa       1,000       1,053,880
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS - (CONTINUED)

Illinois (State of) Health Facilities
Authority (Children's Memorial
Hospital); Series 1999 A RB
    5.50%, 08/15/07                      (d)(e)           AAA          Aaa   $   1,580 $     1,664,704
-------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Edward Hospital Obligated
Group); Series 2001 A RB
    5.00%, 02/15/09                      (d)(e)           AAA          Aaa       1,000       1,062,600
-------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Highland Park Hospital);
Series 1991 B RB
    5.55%, 10/01/06                      (b)(d)           AAA          Aaa         500         517,685
-------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (The Carle Foundation);
Series 1998 A RB
    5.25%, 07/01/08                      (b)(c)(d)        AAA          Aaa         585         631,864
-------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (The Carle Foundation);
Unrefunded Series 1998 A RB
    5.25%, 07/01/09                      (d)(e)           AAA          Aaa         415         445,523
-------------------------------------------------------------------------------------------------------
Illinois (State of); Refunding First
Unlimited Tax Series 2001 GO
    5.25%, 10/01/11                      (d)(e)           AAA          Aaa       1,790       1,989,460
-------------------------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of)
School District #10 (Collinsville
School Building); Unlimited Tax Series
2001 GO
    5.00%, 02/01/11                      (d)(e)           AAA          Aaa       1,150       1,250,521
-------------------------------------------------------------------------------------------------------
McHenry (County of) Consolidated School
District #47 (Crystal Lake);  Unlimited
Tax Series 1999 GO
    5.13%, 02/01/10                      (d)(e)            --          Aaa       1,250       1,334,887
-------------------------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment
Series 2000 RB
    5.25%, 05/01/07                      (d)(e)           AAA          Aaa       1,170       1,221,726
=======================================================================================================
                                                                                            27,479,484
=======================================================================================================

INDIANA--2.70%
Concord Community Schools Building
Corp.; Refunding First Mortgage Series
2005 RB
    5.00%, 01/10/13                      (d)(e)           AAA           --       1,520       1,675,770
-------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facility
Financing Authority (Daughters of
Charity National Health Systems Inc.);
Series 1997 D RB
    5.00%, 11/01/07                      (b)(c)(d)        NRR          Aaa       2,895       3,012,624
-------------------------------------------------------------------------------------------------------
Indiana (State of) Transportation
Finance Authority; Unrefunded Highway
Series 1993 A RB
    5.50%, 06/01/07                      (d)(e)           AAA          Aaa         855         898,109
-------------------------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
Improvement Bond Bank; Series 1999 D RB
    5.10%, 01/01/09                      (d)              AAA          Aaa         425         454,767
-------------------------------------------------------------------------------------------------------
New Prairie United School Building
Corp.; Refunding First Mortgage Series
2005 RB
    4.50%, 07/05/15                      (d)(e)           AAA           --       1,480       1,588,440
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
INDIANA - (CONTINUED)
Richland-Bean Blossom School Building
Corp.; First Mortgage Series 2001 RB
    5.00%, 07/15/10                      (b)(d)           AAA          Aaa   $   1,045 $     1,127,555
-------------------------------------------------------------------------------------------------------
Zionsville (City of) Community Schools
Building Corp.; First Mortgage Series
2002 RB
    5.00%, 07/15/11                      (d)(e)           AAA          Aaa       1,420       1,554,971
=======================================================================================================
                                                                                            10,312,236
=======================================================================================================

KANSAS--1.54%
Johnson (County of) Water District #1;
Series 2001 RB
    5.00%, 06/01/11                      (d)              AAA          Aaa       1,770       1,944,079
-------------------------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City
(City of) Unified Government
(Redevelopment Project-Area B);
Unrefunded Special Obligation Series
2001 RB
    5.00%, 12/01/09                      (d)(e)           AAA          Aaa         930       1,003,758
-------------------------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City
(City of) Unified Government
(Redevelopment Project-Area B);
Unrefunded Special Obligation Series
2001 RB
    5.00%, 12/01/10                      (d)(e)           AAA          Aaa         620         675,912
-------------------------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City
(City of) Unified Government
(Redevelopment Project); Special
Obligation Series 2001 B RB
    5.00%, 12/01/09                      (b)(d)           AAA          Aaa         150         162,411
-------------------------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City
(City of) Unified Government
(Redevelopment Project); Special
Obligation Series 2001 B RB
    5.00%, 12/01/10                      (b)(d)           AAA          Aaa         130         142,468
-------------------------------------------------------------------------------------------------------
Wyandotte (County of) School District
#500; Unlimited Tax Series 2001 GO
    5.50%, 09/01/11                      (d)(e)           AAA          Aaa       1,750       1,968,942
=======================================================================================================
                                                                                             5,897,570
=======================================================================================================

KENTUCKY--0.29%
Kentucky (State of) Turnpike Authority
(Revitalization Project); Refunding
Economic Development Road Series 2001 A
RB
    5.50%, 07/01/11                      (d)(e)           AAA          Aaa       1,000       1,123,230
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA--4.32%
England (District of) Sub-District #1;
Series 2005 RB
    5.00%, 08/15/10                      (d)(e)           AAA          Aaa   $   1,000 $     1,087,500
-------------------------------------------------------------------------------------------------------
Jefferson (City of) Sales Tax District;
Special Sales Tax Series 2005 RB
    4.00%, 12/01/06                      (d)(e)           AAA          Aaa       1,600       1,627,088
-------------------------------------------------------------------------------------------------------
Louisiana (State of) Energy & Power
Authority (Power Project); Refunding
Series 2000 RB
    5.75%, 01/01/11                      (d)(e)           AAA          Aaa       2,500       2,813,075
-------------------------------------------------------------------------------------------------------
Louisiana (State of) Transportation
Authority; Sr. Lien Toll Series 2005 RB
    5.00%, 09/01/09                      (d)               AA          Aa3       2,000       2,154,200
-------------------------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax
Series 1997 A GO
    6.00%, 04/15/07                      (d)(e)           AAA          Aaa       5,000       5,277,600
-------------------------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
Indebtedness Series 2000 RB
    5.50%, 12/01/09                      (d)(e)           AAA          Aaa       1,000       1,095,010
-------------------------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
District #1 (North Oaks Medical Center
Project); Refunding Hospital Series
2003 A RB
    5.38%, 02/01/15                      (d)                A           --       2,275       2,475,678
=======================================================================================================
                                                                                            16,530,151
=======================================================================================================

MARYLAND--0.53%
Prince Georges (County of) (Equipment
Acquisition Project); Series 2005 COP
    4.00%, 09/01/06                      (d)(e)           AAA          Aaa       2,000       2,030,860
=======================================================================================================

MASSACHUSETTS--2.85%
Massachusetts (State of); Consumer Lien
Limited Tax Series 2000 A GO
    5.75%, 02/01/09                      (d)               AA          Aa2       5,000       5,463,800
-------------------------------------------------------------------------------------------------------
Massachusetts (State of); Refunding
Limited Tax Series 1997 A GO
    5.75%, 08/01/08                      (d)(e)           AAA          Aaa       5,000       5,423,150
=======================================================================================================
                                                                                            10,886,950
=======================================================================================================

MICHIGAN--1.53%
Detroit (City of); Refunding Unlimited
Tax Series 1997 B GO
    5.38%, 04/01/10                      (d)(e)           AAA          Aaa       1,630       1,748,582
-------------------------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
District; Refunding Unlimited Tax
Series 2001 GO (CEP-Michigan School
Bond Loan Fund)
    5.50%, 05/01/11                      (d)               AA          Aa2       1,000       1,118,940
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN - (CONTINUED)

Michigan (State of) Strategic Fund
(Detroit Edison Co.); Refunding Limited
Obligation Series 1995 CC RB
    4.85%, 09/01/11                      (c)(d)(e)         --          Aaa   $   1,000 $     1,066,690
-------------------------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP
    5.00%, 02/01/11                      (d)(e)           AAA          Aaa         495         540,906
-------------------------------------------------------------------------------------------------------
Troy (City of) Downtown Development
Authority; Refunding & Development Tax
Allocation Series 2001 RB
    5.00%, 11/01/10                      (d)(e)           AAA          Aaa       1,265       1,380,039
=======================================================================================================
                                                                                             5,855,157
=======================================================================================================

MINNESOTA--1.18%
Osseo (City of) Independent School
District #279; Refunding Unlimited Tax
Series 2001 B GO (CEP-Minnesota School
District Enhancement Program)
    5.00%, 02/01/11                      (d)               --          Aa2       1,000       1,077,260
-------------------------------------------------------------------------------------------------------
Saint Cloud (City of) (Saint Cloud
Hospital Obligated Group); Health Care
Series 2000 A RB
    5.50%, 05/01/06                      (d)(e)            --          Aaa         600         612,516
-------------------------------------------------------------------------------------------------------
Western Minnesota Municipal Power
Agency; Refunding Series 2001 A RB
    5.50%, 01/01/10                      (d)(e)            --          Aaa       1,245       1,371,978
-------------------------------------------------------------------------------------------------------
Western Minnesota Municipal Power
Agency; Refunding Series 2001 A RB
    5.50%, 01/01/11                      (d)(e)            --          Aaa       1,300       1,451,424
=======================================================================================================
                                                                                             4,513,178
=======================================================================================================

MISSISSIPPI--0.47%
Rankin (County of) School District;
Unlimited Tax Series 2001 GO
    5.00%, 10/01/11                      (d)(e)           AAA          Aaa       1,625       1,782,349
=======================================================================================================

MISSOURI--1.00%
Missouri (State of) Health &
Educational Facilities Authority
(Freeman Health Systems Project);
Health Facilities Series 1998 RB
    4.85%, 02/15/07                      (d)(e)             A           --       1,000       1,024,050
-------------------------------------------------------------------------------------------------------

Missouri (State of) Health &
Educational Facilities Authority
(Freeman Health Systems Project);
Health Facilities Series 1998 RB
    5.00%, 02/15/08                      (d)(e)             A           --         515         533,947
-------------------------------------------------------------------------------------------------------
Missouri (State of) Health &
Educational Facilities Authority (Saint
Luke's Episcopal-Presbyterian
Hospital); Health Facilities Series
2001 RB
    5.25%, 12/01/09                      (d)(e)           AAA          Aaa       1,000       1,088,250
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI - (CONTINUED)

Missouri (State of) Health &
Educational Facilities Authority
(Webster University); Educational
Facilities Series 2001 RB
    5.00%, 04/01/11                      (d)(e)            --          Aaa   $   1,075 $     1,177,383
=======================================================================================================
                                                                                             3,823,630
=======================================================================================================

NEVADA--0.42%
Nevada (State of); Capital Improvement
& Cultural Affairs Limited Tax Series
1999 A GO
    5.00%, 02/01/10                      (d)               AA          Aa2       1,500       1,606,905
=======================================================================================================

NEW JERSEY--2.30%
New Jersey (State of) Transportation
Trust Fund Authority (Transportation
System); Series 1999 A RB
    5.50%, 06/15/10                      (d)               A+           A1       8,020       8,806,762
=======================================================================================================

NEW YORK--4.91%
Nassau (County of); General
Improvements Unlimited Tax Series 1997
V GO
    5.15%, 03/01/07                      (d)(e)           AAA          Aaa       2,500       2,599,925
-------------------------------------------------------------------------------------------------------
New York (City of) Metropolitan
Transportation Authority (Triborough
Bridge & Tunnel); Series 1999 A COP
    5.00%, 01/01/08                      (d)(e)           AAA          Aaa       1,000       1,053,710
-------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
(Frances Schervier Obligated Group);
Series 1997 RB
    5.50%, 07/01/10                      (d)(e)           AAA          Aaa       1,205       1,335,309
-------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
(Mental Health Services); Series 1997 A
RB
    6.00%, 02/15/07                      (b)(c)(d)        NRR          NRR           5           5,356
-------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
(Mental Health Services); Unrefunded
Series 1997 A RB
    6.00%, 08/15/07                      (b)(d)           NRR          NRR       1,770       1,879,510
-------------------------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
(Pace University); Series 1997 RB
    6.00%, 07/01/07                      (b)(d)           AAA          Aaa       1,275       1,357,862
-------------------------------------------------------------------------------------------------------

New York (State of) Local Government
Assistance Corp.; Refunding Series 1996
A RB
    5.13%, 04/01/10                      (d)(e)           AAA          Aaa       5,000       5,238,750
-------------------------------------------------------------------------------------------------------
New York (State of) Thruway Authority;
Series 1997 D RB
    5.40%, 01/01/07                      (b)(c)(d)        NRR          NRR       5,000       5,297,500
=======================================================================================================
                                                                                            18,767,922
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA--4.51%
Charlotte (City of); Refunding
Unlimited Tax Series 1998 GO
    5.25%, 02/01/10                      (d)              AAA          Aaa   $   5,000 $     5,342,950
-------------------------------------------------------------------------------------------------------
North Carolina (State of) Eastern
Municipal Power Agency; Refunding Power
System Series 1993 B RB
    7.00%, 01/01/08                      (d)(e)           AAA          Aaa       1,000       1,098,160
-------------------------------------------------------------------------------------------------------
North Carolina (State of) Municipal
Power Agency #1 (Catawba); Electric
Series 1999 A RB
    6.00%, 01/01/07                      (d)(e)           AAA          Aaa       4,330       4,524,504
-------------------------------------------------------------------------------------------------------
North Carolina (State of); Public
Improvements Unlimited Tax Series 1999
A GO
    5.25%, 03/01/09                      (b)(c)(d)        AAA          NRR       5,000       5,417,750
-------------------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2001 C
COP
    4.75%, 06/01/11                      (d)              AA+          Aa2         795         858,560
=======================================================================================================
                                                                                            17,241,924
=======================================================================================================

NORTH DAKOTA--0.48%
Burleigh (County of) (Medcenter One,
Inc.); Refunding Health Care Series
1999 RB
    5.25%, 05/01/09                      (d)(e)           AAA          Aaa       1,695       1,825,871
=======================================================================================================

OHIO--0.29%
Greene (County of) Water System; Series
1996 A RB
    5.45%, 12/01/06                      (b)(d)           AAA          Aaa         585         607,066
-------------------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
Hospital); Hospital Series 1999 RB
    5.15%, 11/15/08                      (d)(e)           AAA          Aaa         465         497,001
=======================================================================================================
                                                                                             1,104,067
=======================================================================================================

OKLAHOMA--1.77%
Grady (County of) Industrial Authority;
Correctional Facilities Lease Series
1999 RB
    5.38%, 11/01/09                      (d)(e)           AAA          Aaa         360         377,712
-------------------------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding
Series 1993 RB
    5.50%, 06/01/09                      (d)(e)           AAA          Aaa       2,000       2,187,420
-------------------------------------------------------------------------------------------------------
Mustang (City of) Improvement
Authority; Utility Series 1999 RB
    5.25%, 10/01/09                      (d)(e)            --          Aaa       1,130       1,230,853
-------------------------------------------------------------------------------------------------------

Norman (City of) Regional Hospital
Authority; Refunding Hospital Series
1996 A RB
    5.30%, 09/01/07                      (d)(e)           AAA          Aaa       1,090       1,143,944
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA - (CONTINUED)
Oklahoma (State of) Development Finance
Authority (Oklahoma Hospital
Association); Pooled Health Facilities
Series 2000 A RB
    5.25%, 06/01/06                      (d)(e)           AAA          Aaa   $     575 $       588,133
-------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
Authority (Oklahoma Hospital
Association); Pooled Health Facilities
Series 2000 A RB
    5.25%, 06/01/08                      (d)(e)           AAA          Aaa         640         681,011
-------------------------------------------------------------------------------------------------------
Okmulgee (County of) Governmental
Building Authority; First Mortgage
Sales Tax Series 2000 RB
    5.60%, 03/01/10                      (d)(e)            --          Aaa         545         579,853
=======================================================================================================
                                                                                             6,788,926
=======================================================================================================

OREGON--1.18%
Grand Ronde Community Confederated
Tribes; Governmental Facilities &
Infrastructure Unlimited Tax Series
1997 GO (Acquired 12/22/97; Cost
$1,145,000)
    5.00%, 12/01/07                      (d)(e)(f)        AAA           --       1,145       1,206,120
-------------------------------------------------------------------------------------------------------
Multnomah (County of); Limited Tax
Series 2000 A GO
    5.00%, 04/01/10                      (d)               --          Aa2       1,000       1,083,970
-------------------------------------------------------------------------------------------------------
Portland (City of) Community College
District; Unlimited Tax Series 2001 B GO
    5.25%, 06/01/11                      (d)               AA          Aa2       2,000       2,216,600
=======================================================================================================
                                                                                             4,506,690
=======================================================================================================

PENNSYLVANIA--1.83%
Allegheny (County of) Sanitation
Authority; Refunding Sewer Series 2005
A RB
    5.00%, 12/01/14                      (d)(e)           AAA          Aaa       1,000       1,118,420
-------------------------------------------------------------------------------------------------------
Pennsylvania (State of); First
Unlimited Tax Series 2000 GO
    5.50%, 01/15/08                      (d)(e)           AAA          Aaa       1,000       1,066,880
-------------------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
Refunding Unlimited Tax Series 1999 D GO
    5.50%, 03/01/08                      (d)(e)           AAA          Aaa       2,000       2,135,460
-------------------------------------------------------------------------------------------------------
Pittsburgh (City of) Public Parking
Authority; Refunding Series 2005 A RB
    5.00%, 12/01/14                      (d)(e)           AAA          Aaa       1,650       1,817,607
-------------------------------------------------------------------------------------------------------
State Public School Building Authority
(Chester Upland School District
Project); Series 2001 RB
    4.80%, 11/15/10                      (d)(e)           AAA          Aaa         785         849,182
=======================================================================================================
                                                                                             6,987,549
=======================================================================================================
PUERTO RICO--0.14%
Children's Trust Fund; Tobacco
Settlement Series 2000 RB
    5.00%, 07/01/08                      (b)(d)           AAA          NRR         500         531,150
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.24%
Woonsocket (City of); Unlimited Tax
Series 2000 GO
    5.25%, 10/01/10                      (d)(e)            --          Aaa   $     840 $       925,352
=======================================================================================================

SOUTH CAROLINA--2.51%
Berkeley (County of) School District
(Berkeley School Facilities Group
Inc.); Series 1995 COP
    5.05%, 02/01/07                      (b)(d)           AAA          Aaa       1,835       1,879,462
-------------------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power
Agency; Refunding Electric Series 1996
B RB
    5.25%, 01/01/08                      (d)(e)           AAA          Aaa       4,000       4,208,840
-------------------------------------------------------------------------------------------------------
South Carolina (State of) Public
Service Authority; Series 1999 A RB
    5.50%, 01/01/10                      (d)(e)           AAA          Aaa       1,000       1,105,080
-------------------------------------------------------------------------------------------------------
South Carolina (State of)
Transportation Infrastructure Bank;
Series 1999 A RB
    5.50%, 10/01/09                      (d)(e)           AAA          Aaa       1,180       1,299,440
-------------------------------------------------------------------------------------------------------
South Carolina (State of); Capital
Improvements Unlimited Tax Series 2001
B GO
    5.50%, 04/01/11                      (d)              AA+          Aaa       1,000       1,125,740
=======================================================================================================
                                                                                             9,618,562
=======================================================================================================

SOUTH DAKOTA--0.81%
South Dakota (State of) Health &
Educational Facilities Authority
(McKennan Hospital); Refunding Series
1996 RB
    5.40%, 07/01/06                      (d)(e)           AAA          Aaa       1,680       1,723,344
-------------------------------------------------------------------------------------------------------
South Dakota (State of) Health &
Educational Facilities Authority (Rapid
City Regional Hospital); Series 2001 RB
    5.00%, 09/01/09                      (d)(e)           AAA          Aaa       1,290       1,385,292
=======================================================================================================
                                                                                             3,108,636
=======================================================================================================

TENNESSEE--1.47%
Clarksville (City of) Public Building
Authority (Tennessee Municipal Bond
Fund); Pooled Financing VRD Series 1999
RB (LOC-Bank of America, N.A.)
(Acquired 06/24/05-06/30/05; Cost
$2,935,000)
    2.30%, 06/01/29                      (f)(g)(h)         --       VMIG-1       2,935       2,935,000
-------------------------------------------------------------------------------------------------------
Memphis (City of) Sanitation; Sewer
System Series 2000 RB
    5.35%, 05/01/09                      (d)               AA           A2         525         562,480
-------------------------------------------------------------------------------------------------------

Tennergy Corp.; Gas Series 1999 RB
    4.13%, 06/01/09                      (d)(e)           AAA          Aaa       1,000       1,039,620
-------------------------------------------------------------------------------------------------------
Tennessee (State of) School Bond
Authority; Higher Educational
Facilities Second Program Series 2002 A
RB
    5.00%, 05/01/11                      (d)(e)           AAA          Aaa       1,000       1,096,510
=======================================================================================================
                                                                                             5,633,610
=======================================================================================================

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------

TEXAS--19.95%
Amarillo (City of) Health Facilities
Corp. (Baptist Saint Anthony's
Hospital); Series 1998 RB
    5.50%, 01/01/10                      (d)(e)            --          Aaa   $   1,275 $     1,397,757
-------------------------------------------------------------------------------------------------------
Arlington (City of) Independent School
District; Unlimited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.25%, 02/15/08                      (d)               --          Aaa       1,000       1,058,850
-------------------------------------------------------------------------------------------------------
Austin (City of); Limited Tax
Certificates Series 2001 GO
    5.00%, 09/01/11                      (d)              AA+          Aa2       1,900       2,075,123
-------------------------------------------------------------------------------------------------------
Brownsville (City of); Limited Tax
Certificates Series 2001 GO
    5.25%, 02/15/10                      (d)(e)           AAA          Aaa       1,055       1,150,256
-------------------------------------------------------------------------------------------------------
Canadian River Municipal Water
Authority (Conjunctive Use Groundwater
Project); Refunding Contract Series
1999 RB
    5.00%, 02/15/10                      (d)(e)           AAA          Aaa       2,655       2,817,486
-------------------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer
System; Refunding Series 1999 RB
    5.50%, 10/01/09                      (d)              AA+          Aa2       1,500       1,644,300
-------------------------------------------------------------------------------------------------------
Garland (City of); Limited Tax
Certificates Series 2001 GO
    5.25%, 02/15/11                      (d)(e)           AAA          Aaa       2,435       2,682,761
-------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (CHRISTUS Health);
Series 1999 A RB
    5.38%, 07/01/08                      (d)(e)           AAA          Aaa       1,000       1,060,590
-------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Memorial Hermann
Hospital System Project); Hospital
Series 1998 RB
    5.50%, 06/01/09                      (d)(e)           AAA          Aaa       5,500       5,983,670
-------------------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
Development Corp. (Texas Children's
Hospital Project); Hospital Series 1999
A RB
    5.00%, 10/01/09                      (d)               AA          Aa2       1,920       2,035,488
-------------------------------------------------------------------------------------------------------
Harris (County of)-Houston Sports
Authority; Refunding Sr. Lien Series
2001 A RB
    5.50%, 11/15/09                      (d)(e)           AAA          Aaa       1,670       1,836,449
-------------------------------------------------------------------------------------------------------

Houston (City of) Convention &
Entertainment Facilities Department;
Hotel Occupancy Tax & Special Revenue
Series 2001 B RB
    5.25%, 09/01/10                      (d)(e)           AAA          Aaa       2,865       3,151,844
-------------------------------------------------------------------------------------------------------
Houston (City of) Convention &
Entertainment Facilities Department;
Hotel Occupancy Tax & Special Revenue
Series 2001 B RB
    5.25%, 09/01/11                      (d)(e)           AAA          Aaa       2,360       2,625,382
-------------------------------------------------------------------------------------------------------
Houston (City of) Convention &
Entertainment Facilities Department;
Hotel Occupancy Tax & Special Revenue
Series 2001 B RB
    5.50%, 09/01/11                      (d)(e)           AAA          Aaa       2,460       2,770,698
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)
Houston (City of) Convention &
Entertainment Facilities Department;
Refunding Hotel Occupancy Tax & Special
Revenue Series 2001 A RB
    5.50%, 09/01/10                      (d)(e)           AAA          Aaa   $   3,000 $     3,335,790
-------------------------------------------------------------------------------------------------------
Houston (City of) Convention &
Entertainment Facilities Department;
Refunding Hotel Occupancy Tax & Special
Revenue Series 2001 A RB
    5.50%, 09/01/11                      (d)(e)           AAA          Aaa       4,000       4,505,200
-------------------------------------------------------------------------------------------------------
Houston (City of); Refunding Public
Improvements Limited Tax Series 2000 GO
    5.50%, 03/01/09                      (d)(e)           AAA          Aaa       1,000       1,083,680
-------------------------------------------------------------------------------------------------------
Katy (City of) Independent School
District; Unlimited Tax Series 1999 A
GO (CEP-Texas Permanent School Fund)
    5.20%, 02/15/10                      (d)              AAA          Aaa       1,285       1,377,314
-------------------------------------------------------------------------------------------------------
La Joya (City of) Independent School
District; Unlimited Tax Series 1998 GO
(CEP-Texas Permanent School Fund)
    5.38%, 02/15/10                      (d)              AAA          Aaa       1,535       1,624,966
-------------------------------------------------------------------------------------------------------
Lower Colorado River Authority;
Refunding Series 1999 B RB
    6.00%, 05/15/10                      (d)(e)           AAA          Aaa       1,470       1,641,446
-------------------------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
Development Corp. (Methodist Hospital);
Hospital Series 1993 B RB
    5.40%, 12/01/05                      (b)(d)           AAA          Aaa         500         505,855
-------------------------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax
Certificates Series 1999 GO
    5.00%, 02/15/10                      (d)              AA-           A1         680         721,616
-------------------------------------------------------------------------------------------------------
Lubbock (City of); Refunding Limited
Tax Series 2005 GO
    5.00%, 02/15/10                      (d)(e)           AAA          Aaa       1,000       1,077,410
-------------------------------------------------------------------------------------------------------
McKinney (City of); Limited Tax Series
2000 GO
    5.25%, 08/15/10                      (d)(e)           AAA          Aaa         500         540,950
-------------------------------------------------------------------------------------------------------
McKinney (City of); Waterworks & Sewer
Series 2000 RB
    5.25%, 03/15/09                      (d)(e)           AAA          Aaa         685         738,697
-------------------------------------------------------------------------------------------------------
McKinney (City of); Waterworks & Sewer
Series 2000 RB
    5.25%, 03/15/10                      (d)(e)           AAA          Aaa         725         779,991
-------------------------------------------------------------------------------------------------------
North Texas Municipal Water District;
Regional Wastewater Series 2001 RB
    5.00%, 06/01/12                      (d)(e)           AAA          Aaa         825         900,347
-------------------------------------------------------------------------------------------------------
North Texas Municipal Water District;
Water System Series 2001 RB
    5.00%, 09/01/11                      (d)(e)           AAA          Aaa       1,040       1,138,894
-------------------------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series
2000 GO
    5.13%, 09/01/07                      (d)              AAA          Aaa         535         561,477
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
TEXAS - (CONTINUED)
San Antonio (City of); Electric & Gas
Series 1998 A RB
    5.25%, 02/01/09                      (b)(c)(d)        AAA          NRR   $   3,575 $     3,890,101
-------------------------------------------------------------------------------------------------------
San Antonio (City of); Refunded Limited
Tax Series 1998 A GO
    5.00%, 02/01/09                      (b)(c)(d)        NRR          NRR          10          10,707
-------------------------------------------------------------------------------------------------------
San Antonio (City of); Refunded Limited
Tax Series 1998 A GO
    5.00%, 02/01/11                      (d)              AA+          Aa2       1,490       1,583,900
-------------------------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded
Electric & Gas Series 1994 RB
    5.00%, 02/01/12                      (b)(d)           NRR          NRR       2,375       2,602,834
-------------------------------------------------------------------------------------------------------
San Antonio (City of); Unrefunded
Electric & Gas Series 1998 A RB
    5.25%, 02/01/10                      (d)               AA          Aa1       5,540       6,004,751
-------------------------------------------------------------------------------------------------------
Southlake (City of); Limited Tax
Increment Certificates Series 2000 E GO
    5.00%, 02/15/11                      (d)(e)           AAA          Aaa         635         674,973
-------------------------------------------------------------------------------------------------------
Southlake (City of); Waterworks & Sewer
Limited Tax Certificates Series 2000 A
GO
    5.40%, 02/15/09                      (d)(e)           AAA          Aaa         250         270,278
-------------------------------------------------------------------------------------------------------
Southlake (City of); Waterworks & Sewer
Limited Tax Certificates Series 2000 A
GO
    5.45%, 02/15/10                      (d)(e)           AAA          Aaa         235         253,875
-------------------------------------------------------------------------------------------------------
Tarrant (County of) Jr. College
District; Limited Tax Series 1994 GO
    5.05%, 02/15/07                      (b)(c)(d)        AAA          Aaa       1,425       1,478,010
-------------------------------------------------------------------------------------------------------
Texas A&M University Financing System;
Series 2001 B RB
    5.38%, 05/15/09                      (d)              AA+          Aa1       1,260       1,367,730
-------------------------------------------------------------------------------------------------------
Texas Tech University Financing System;
Refunding & Improvement Series 1999 6 RB
    5.25%, 02/15/11                      (d)(e)           AAA          Aaa       5,000       5,360,600
=======================================================================================================
                                                                                            76,322,046
=======================================================================================================

UTAH--1.77%
Salt Lake (County of) (IHC Health
Services Inc.); Hospital Series 2001 RB
    5.50%, 05/15/08                      (d)(e)           AAA          Aaa       2,000       2,137,040
-------------------------------------------------------------------------------------------------------
Salt Lake (County of) (IHC Health
Services Inc.); Hospital Series 2001 RB
    5.50%, 05/15/09                      (d)(e)           AAA          Aaa       1,000       1,086,980
-------------------------------------------------------------------------------------------------------
Salt Lake City (City of); Unlimited Tax
Series 1999 GO
    5.25%, 06/15/09                      (d)               --          Aaa         900         977,175
-------------------------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series
2000 RB
    5.00%, 08/15/09                      (d)(e)            --          Aaa         630         678,592
-------------------------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series
2000 RB
    5.00%, 08/15/10                      (d)(e)            --          Aaa         660         717,829
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
UTAH - (CONTINUED)

Tooele (County of) School District;
Unlimited Tax Series 2001 GO (CEP-Utah
School Bond Guaranty)
    4.50%, 06/01/11                      (d)              AAA          Aaa   $   1,075 $     1,146,025
-------------------------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
Single Family Housing Mortgage Series
1999 E-1-I RB (CEP-FHA, VA)
    5.05%, 07/01/07                      (d)               AA          Aaa          30          30,298
=======================================================================================================
                                                                                             6,773,939
=======================================================================================================

VIRGINIA--1.03%
Norfolk (City of) Redevelopment &
Housing Authority (Tidewater Community
College Campus); Educational Facilities
Series 1995 RB
    5.40%, 11/01/05                      (b)(d)           NRR          NRR         500         504,490
-------------------------------------------------------------------------------------------------------
Norton (City of) Industrial Development
Authority (Norton Community Hospital);
Refunding & Improvement Hospital Series
2001 RB
    5.13%, 12/01/10                      (d)(e)             A           --       1,315       1,384,235
-------------------------------------------------------------------------------------------------------
Peninsula Ports Authority (Riverside
Health System Project); Refunding
Health System Series 1998 RB
    5.00%, 07/01/06                      (d)               AA          Aa3       1,000       1,017,040
-------------------------------------------------------------------------------------------------------
Virginia (State of) Public School
Authority; Refunding School Financing
Series 1997 I RB
    5.25%, 08/01/07                      (b)(d)           NRR          NRR          10          10,513
-------------------------------------------------------------------------------------------------------
Virginia (State of) Public School
Authority; Refunding School Financing
Series 1997 I RB
    5.25%, 08/01/07                      (d)              AA+          Aa1         990       1,040,896
=======================================================================================================
                                                                                             3,957,174
=======================================================================================================

WASHINGTON--9.48%
Energy Northwest (Project #3);
Refunding Electric Series 2001 A RB
    5.50%, 07/01/10                      (d)(e)           AAA          Aaa       2,000       2,212,380
-------------------------------------------------------------------------------------------------------
Energy Northwest (Project #3);
Refunding Electric Series 2001 A RB
    5.50%, 07/01/11                      (d)(e)           AAA          Aaa       7,500       8,402,550
-------------------------------------------------------------------------------------------------------
Mason (County of) School District #309
(Shelton); Unlimited Tax Series 2001 GO
    5.00%, 12/01/09                      (d)(e)            --          Aaa         675         729,115
-------------------------------------------------------------------------------------------------------
Seattle (City of); Refunding Municipal
Light & Power Improvements Series 2001
RB
    5.25%, 03/01/11                      (d)(e)           AAA          Aaa       3,000       3,312,330
-------------------------------------------------------------------------------------------------------

TFI-QTR-1

                                                            RATINGS      (a)      PAR      MARKET
                                                       S&P      MOODY'S          (000)      VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON - (CONTINUED)

Snohomish (County of) School District
#16 (Arlington); Unlimited Tax Series
2000 GO
    5.40%, 12/01/08                      (d)(e)            --          Aaa   $     915 $       987,660
-------------------------------------------------------------------------------------------------------
Snohomish (County of); Limited Tax
Series 2001 GO
    5.25%, 12/01/11                      (d)               AA          Aa3       2,685       2,966,925
-------------------------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series
1999 B GO
    5.40%, 01/01/10                      (d)              AA-           A2       2,075       2,194,977
-------------------------------------------------------------------------------------------------------
Washington (State of) (Department of
Ecology); Refunding Series 2001 COP
    4.75%, 04/01/11                      (d)(e)           AAA          Aaa       5,310       5,640,017
-------------------------------------------------------------------------------------------------------
Washington (State of) Public Power
Supply System (Nuclear Project #1);
Refunding Series 1996 C RB
    6.00%, 07/01/09                      (d)(e)           AAA          Aaa       5,100       5,652,585
-------------------------------------------------------------------------------------------------------
Washington (State of) Public Power
Supply System (Nuclear Project #2);
Refunding Series 1997 A RB
    6.00%, 07/01/07                      (b)(d)           AAA          Aaa       1,000       1,063,990
-------------------------------------------------------------------------------------------------------
Washington (State of); Refunding
Unlimited Tax Series 1999 R-2000A GO
    5.50%, 01/01/08                      (d)               AA          Aa1       1,135       1,206,130
-------------------------------------------------------------------------------------------------------
Washington (State of); Refunding
Unlimited Tax Series 2001 R-A GO
    5.00%, 09/01/10                      (d)               AA          Aa1       1,745       1,893,046
=======================================================================================================
                                                                                            36,261,705
=======================================================================================================

WISCONSIN--2.38%
Fond du Lac (City of) School District;
Refunding Unlimited Tax Series 2000 GO
    5.25%, 04/01/10                      (b)(c)(d)        NRR          Aaa       1,000       1,098,140
-------------------------------------------------------------------------------------------------------
Two Rivers (City of) Public School
District; Refunding Unlimited Tax
Series 2000 GO
    5.50%, 03/01/08                      (d)               --          Aaa         680         725,159
-------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health &
Educational Facilities Authority
(Marshfield Clinic); Series 1997 RB
    5.20%, 02/15/07                      (d)(e)           AAA          Aaa       2,210       2,291,372
-------------------------------------------------------------------------------------------------------

Wisconsin (State of); Refunding
Unlimited Tax Series 1993 2 GO
    5.13%, 11/01/11                      (d)              AA-          Aa3       2,000       2,205,380
-------------------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax
Series 1999 C GO
    5.75%, 05/01/10                      (d)              AA-          Aa3       2,500       2,790,775
=======================================================================================================
                                                                                             9,110,826
=======================================================================================================

TOTAL INVESTMENTS--100.00% (Cost
$361,708,299)                                                                          $   382,525,527
_______________________________________________________________________________________________________
=======================================================================================================

TFI-QTR-1

INVESTMENT ABBREVIATIONS:

CEP                                    Credit Enhancement Provider
COP                                    Certificate of Participation
FHA                                    Federal Housing Administration
FmHA                                   Farmers Home Administration
Jr.                                    Junior
GO                                     General Obligation Bonds
LOC                                    Letter of Credit
NRR                                    Not Re-Rated
RB                                     Revenue Bonds
Sr.                                    Senior
Sub.                                   Subordinated
VA                                     Department of Veterans Affairs
VRD                                    Variable Rate Demand
Wts.                                   Warrants

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations or other highly rated collateral).

(b) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $379,590,527, which represented 99.23% of the Fund's Total Investments. See Note 1A.

(e) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Holdings Ltd., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $4,141,120, which represented 1.08% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2005.

See accompanying notes which are an integral part of this schedule.

TFI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

        Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

        Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

TFI-QTR-1

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2005 was $19,598,679 and $3,976,330, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $     20,817,926
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (698)
========================================================================================
Net unrealized appreciation of investment securities                   $     20,817,228
________________________________________________________________________________________
========================================================================================
Investments have the same cost for tax and financial purposes.

TFI-QTR-1

Item 2.  Controls and Procedures.

     (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Tax-Exempt Funds

By:      /s/ ROBERT H. GRAHAM
         --------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    August 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ ROBERT H. GRAHAM
         --------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    August 29, 2005


By:      /s/ SIDNEY M. DILGREN
         --------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    August 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.